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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Sandra G. Richardson, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-3598

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009 – September 30, 2010

Item 1.	Schedule of Investments

2010 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2010

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2010 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.8%
Consumer Discretionary - 13.7%
Amazon.com, Inc. (Æ)	22,822	3,584
Avon Products, Inc.	15,800	507
Bed Bath & Beyond, Inc. (Æ)	18,260	793
Best Buy Co., Inc.	16,299	666
BJ’s Wholesale Club, Inc. (Æ)	3,900	162
CBS Corp. Class B	141,058	2,237
Comcast Corp. Class A	120,270	2,174
Costco Wholesale Corp.	29,700	1,915
Ctrip.com International, Ltd. - ADR (Æ)	8,600	411
Darden Restaurants, Inc.	1,200	51
Estee Lauder Cos., Inc. (The) Class A	10,324	653
Ford Motor Co. (Æ)(Ñ)	234,301	2,868
Harman International Industries, Inc. (Æ)	2,900	97
Home Depot, Inc.	47,427	1,503
Hyatt Hotels Corp. Class A (Æ)	5,300	198
International Speedway Corp. Class A	1,000	24
Johnson Controls, Inc.	78,050	2,381
Kohl’s Corp. (Æ)	25,024	1,318
Las Vegas Sands Corp. (Æ)(Ñ)	51,290	1,787
Lennar Corp. Class A	6,359	98
Lowe’s Cos., Inc.	100,000	2,229
McDonald’s Corp.	36,400	2,712
NetFlix, Inc. (Æ)(Ñ)	3,600	584
Nike, Inc. Class B	28,900	2,316
priceline.com, Inc. (Æ)	3,186	1,110
Pulte Group, Inc. (Æ)	10,241	90
Stanley Black & Decker, Inc.	27,372	1,677
Starbucks Corp.	42,495	1,087
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	6,600	347
Target Corp.	27,700	1,480
Tech Data Corp. (Æ)	6,300	254
Tiffany & Co. (Ñ)	12,300	578
Time Warner, Inc.	18,000	552
TJX Cos., Inc.	34,529	1,541
United Continental Holdings, Inc. (Æ)	12,800	302
Urban Outfitters, Inc. (Æ)	6,700	211
Viacom, Inc. Class B	119,392	4,321
Wal-Mart Stores, Inc.	55,653	2,979
Walt Disney Co. (The)	54,000	1,788
Wendy’s/Arby’s Group, Inc. Class A	17,300	78

		49,663

Consumer Staples - 8.6%
Archer-Daniels-Midland Co.	19,400	619
Clorox Co.	4,300	287
Coca-Cola Co. (The)	103,092	6,033
Colgate-Palmolive Co.	15,700	1,207
Constellation Brands, Inc. Class A (Æ)	12,700	225
Corn Products International, Inc.	13,600	510
CVS Caremark Corp.	14,800	466
JM Smucker Co. (The)	12,300	744
Kellogg Co.	26,100	1,318
Kraft Foods, Inc. Class A	42,700	1,318
Lorillard, Inc.	5,500	442

	Principal Amount ($) or Shares	Market Value $
Molson Coors Brewing Co. Class B	20,350	961
PepsiCo, Inc.	128,473	8,536
Procter & Gamble Co. (The)	85,238	5,112
Ralcorp Holdings, Inc. (Æ)	14,700	859
Safeway, Inc. (Ñ)	24,800	525
Walgreen Co.	22,300	747
Whole Foods Market, Inc. (Æ)	29,171	1,082

		30,991

Energy - 10.8%
Anadarko Petroleum Corp.	7,500	428
Apache Corp.	32,441	3,171
Cameron International Corp. (Æ)	28,400	1,220
Chevron Corp.	69,200	5,609
ConocoPhillips	82,397	4,732
Devon Energy Corp.	8,232	533
EOG Resources, Inc.	6,900	641
Exxon Mobil Corp.	14,600	902
Hess Corp.	15,400	910
Marathon Oil Corp.	120,747	3,997
Massey Energy Co.	16,000	496
Murphy Oil Corp.	18,100	1,121
National Oilwell Varco, Inc.	7,200	320
NextEra Energy, Inc.	20,300	1,104
Occidental Petroleum Corp.	91,557	7,169
Pioneer Natural Resources Co. (Ñ)	22,140	1,440
Pride International, Inc. (Æ)	7,500	221
Rowan Cos., Inc. (Æ)	4,800	146
Royal Dutch Shell PLC - ADR	12,000	724
Schlumberger, Ltd.	32,900	2,027
SEACOR Holdings, Inc. (Æ)	1,600	136
Statoil ASA - ADR	34,200	718
Valero Energy Corp.	19,700	345
Williams Cos., Inc. (The)	48,300	923

		39,033

Financial Services - 14.5%
Aflac, Inc.	31,650	1,637
Allied World Assurance Co. Holdings, Ltd.	3,100	175
Allstate Corp. (The)	36,100	1,139
American Express Co.	63,313	2,661
American Financial Group, Inc.	7,500	229
Ameriprise Financial, Inc.	6,900	327
AON Corp. (Ñ)	31,750	1,242
Aspen Insurance Holdings, Ltd.	10,900	330
Assurant, Inc.	7,900	321
Axis Capital Holdings, Ltd.	5,700	188
Bank of America Corp.	88,900	1,165
Bank of Hawaii Corp.	1,900	85
Bank of New York Mellon Corp. (The)	31,700	828
BB&T Corp.	59,600	1,435
Berkshire Hathaway, Inc. Class B (Æ)	2,600	215
BlackRock, Inc. Class A	2,550	434
Camden Property Trust (ö)	5,600	269
Capital One Financial Corp.	24,983	988
Citigroup, Inc. (Æ)	316,600	1,235
City National Corp.	2,800	149

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CNA Financial Corp. (Æ)	2,700	76
Comerica, Inc. (Ñ)	10,400	386
Cullen/Frost Bankers, Inc.	1,500	81
Discover Financial Services	24,400	407
Endurance Specialty Holdings, Ltd.	7,000	279
Everest Re Group, Ltd.	1,500	130
Federated Investors, Inc. Class B (Ñ)	21,700	494
Fifth Third Bancorp	60,970	733
First Citizens BancShares, Inc. Class A	500	93
Fulton Financial Corp.	17,500	159
Goldman Sachs Group, Inc. (The)	14,749	2,132
Hartford Financial Services Group, Inc.	36,100	828
HCC Insurance Holdings, Inc.	8,800	230
Hudson City Bancorp, Inc.	53,300	653
Huntington Bancshares, Inc.	155,200	880
Jefferies Group, Inc.	12,800	290
JPMorgan Chase & Co.	110,451	4,205
KeyCorp	66,400	529
Lincoln National Corp.	34,700	830
Loews Corp.	11,000	417
Marsh & McLennan Cos., Inc.	29,000	699
Mastercard, Inc. Class A	3,395	760
Mercury General Corp.	12,900	527
MetLife, Inc.	77,544	2,982
Moody’s Corp.	25,700	642
Morgan Stanley	62,300	1,538
New York Community Bancorp, Inc. (Ñ)	12,500	203
Northern Trust Corp.	17,900	863
NYSE Euronext	7,400	211
PartnerRe, Ltd. - ADR	5,100	409
People’s United Financial, Inc.	31,600	414
Plum Creek Timber Co., Inc. (ö)(Ñ)	17,400	614
PNC Financial Services Group, Inc.	10,500	545
ProLogis (ö)	19,600	231
Prudential Financial, Inc.	24,800	1,344
Reinsurance Group of America, Inc. Class A	3,100	150
State Street Corp.	22,500	847
SunTrust Banks, Inc.	31,500	814
Transatlantic Holdings, Inc.	5,900	300
Travelers Cos., Inc. (The)	8,500	443
Unitrin, Inc.	1,800	44
Unum Group	9,300	206
US Bancorp	91,950	1,988
Valley National Bancorp	35,339	456
Verisk Analytics, Inc. Class A (Æ)	322	9
Visa, Inc. Class A	24,207	1,798
Washington Federal, Inc.	6,100	93
Wells Fargo & Co.	158,109	3,973
White Mountains Insurance Group, Ltd.	500	154
Wilmington Trust Corp. (Ñ)	19,300	173
XL Group PLC Class A	12,000	260

		52,574

Health Care - 11.2%
Abbott Laboratories	80,962	4,229
Aetna, Inc.	3,300	104

	Principal Amount ($) or Shares	Market Value $
Alexion Pharmaceuticals, Inc. (Æ)	2,900	187
Allergan, Inc.	36,100	2,402
Amgen, Inc. (Æ)	26,973	1,486
Baxter International, Inc.	17,300	825
Boston Scientific Corp. (Æ)	21,600	132
Bristol-Myers Squibb Co.	16,870	457
Cardinal Health, Inc.	3,800	126
Celgene Corp. (Æ)	12,510	721
Cerner Corp. (Æ)	5,400	454
Cigna Corp.	9,000	322
Covance, Inc. (Æ)	11,000	515
Coventry Health Care, Inc. (Æ)	12,100	260
Covidien PLC	28,000	1,125
Dendreon Corp. (Æ)	6,800	280
Eli Lilly & Co. (Ñ)	14,400	526
Express Scripts, Inc. Class A (Æ)	14,700	716
Hospira, Inc. (Æ)	15,200	867
Humana, Inc. (Æ)	8,600	432
Illumina, Inc. (Æ)	16,208	797
Intuitive Surgical, Inc. (Æ)	2,327	660
Johnson & Johnson	29,100	1,803
King Pharmaceuticals, Inc. (Æ)	31,200	311
LifePoint Hospitals, Inc. (Æ)	1,100	39
Lincare Holdings, Inc.	16,400	411
Medicis Pharmaceutical Corp. Class A	15,800	468
Medtronic, Inc.	16,916	568
Merck & Co., Inc.	179,350	6,602
Pfizer, Inc.	277,200	4,760
Sanofi-Aventis SA - ADR	72,050	2,396
St. Jude Medical, Inc. (Æ)	2,416	95
Stryker Corp. (Ñ)	36,000	1,802
Teleflex, Inc. (Ñ)	7,200	409
Thermo Fisher Scientific, Inc. (Æ)	7,745	371
UnitedHealth Group, Inc.	38,500	1,352
Watson Pharmaceuticals, Inc. Class B (Æ)	6,100	258
WellPoint, Inc. (Æ)	24,400	1,382

		40,650

Materials and Processing - 5.2%
Agnico-Eagle Mines, Ltd.	2,400	171
Air Products & Chemicals, Inc.	26,471	2,192
Allegheny Technologies, Inc. (Ñ)	7,390	343
CF Industries Holdings, Inc.	12,768	1,219
Cytec Industries, Inc.	4,700	265
Dow Chemical Co. (The) (Ñ)	31,200	857
Ecolab, Inc.	5,900	299
EI du Pont de Nemours & Co.	16,700	745
Freeport-McMoRan Copper & Gold, Inc. Class B	10,100	863
Huntsman Corp.	66,000	763
MeadWestvaco Corp.	8,600	210
Newmont Mining Corp.	54,146	3,401
Nucor Corp.	19,900	760
Owens-Illinois, Inc. (Æ)	29,550	829
Packaging Corp. of America	7,900	183
Potash Corp. of Saskatchewan, Inc.	6,835	985
PPG Industries, Inc. (Ñ)	5,800	422

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Praxair, Inc.	21,182	1,912
Sealed Air Corp.	38,000	854
Teck Resources, Ltd. Class B	17,100	704
Vulcan Materials Co. Series REGS (Ñ)	21,800	805

		18,782

Producer Durables - 10.9%
3M Co.	21,800	1,890
Accenture PLC Class A	23,750	1,009
Agilent Technologies, Inc. (Æ)	5,441	182
Automatic Data Processing, Inc. (Ñ)	17,700	744
Avery Dennison Corp.	13,000	483
Boeing Co. (The)	12,530	834
Caterpillar, Inc.	48,817	3,841
Crane Co.	4,300	163
Cummins, Inc.	6,000	543
Danaher Corp.	23,200	942
Deere & Co.	12,264	856
Delta Air Lines, Inc. (Æ)	62,200	724
Emerson Electric Co.	23,000	1,211
Empresa Brasileira de Aeronautica SA - ADR	17,700	502
FedEx Corp.	12,620	1,079
Fluor Corp.	29,800	1,476
General Dynamics Corp.	11,666	733
General Electric Co.	92,260	1,499
Harsco Corp.	21,700	533
Honeywell International, Inc.	93,398	4,104
Joy Global, Inc.	10,200	717
L-3 Communications Holdings, Inc.	4,600	332
Lexmark International, Inc. Class A (Æ)	8,300	370
Lockheed Martin Corp.	12,300	877
Manpower, Inc.	13,500	705
Norfolk Southern Corp.	500	30
Northrop Grumman Corp.	7,400	449
PACCAR, Inc.	16,900	814
Pitney Bowes, Inc.	29,900	639
Raytheon Co.	19,800	905
Regal-Beloit Corp.	1,900	111
Robert Half International, Inc.	19,100	497
Rockwell Automation, Inc.	7,400	457
SPX Corp.	21,900	1,386
SunPower Corp. Class B (Æ)	58,800	815
Textron, Inc.	15,000	308
Tidewater, Inc.	16,000	717
Tyco International, Ltd.	23,700	870
Union Pacific Corp.	5,300	434
United Parcel Service, Inc. Class B	49,462	3,299
URS Corp. (Æ)	6,600	251
Waste Management, Inc.	12,700	454
Watts Water Technologies, Inc. Class A	2,100	71
Xerox Corp.	40,000	414

		39,270

Technology - 16.8%
Akamai Technologies, Inc. (Æ)	6,100	306
Altera Corp.	34,800	1,050

	Principal Amount ($) or Shares	Market Value $
Amdocs, Ltd. (Æ)	5,800	166
Amphenol Corp. Class A	25,714	1,259
Apple, Inc. (Æ)	28,582	8,110
Applied Materials, Inc.	72,600	848
Baidu, Inc. - ADR (Æ)	4,100	421
Broadcom Corp. Class A (Ñ)	88,324	3,126
Check Point Software Technologies, Ltd. (Æ)(Ñ)	17,100	632
Cisco Systems, Inc. (Æ)	212,203	4,647
Citrix Systems, Inc. (Æ)	6,920	472
Cognizant Technology Solutions Corp. Class A (Æ)	18,603	1,199
Coherent, Inc. (Æ)	2,100	84
Computer Sciences Corp.	8,000	368
Cree, Inc. (Æ)	6,100	331
Dell, Inc. (Æ)	74,900	971
Diebold, Inc.	11,800	367
Electronic Arts, Inc. Series C (Æ)	12,800	210
Equinix, Inc. (Æ)	4,080	418
F5 Networks, Inc. (Æ)	11,400	1,183
Google, Inc. Class A (Æ)	10,585	5,565
Harris Corp.	9,100	403
Hewlett-Packard Co.	11,300	475
Ingram Micro, Inc. Class A (Æ)	11,300	191
Intel Corp.	36,500	702
International Business Machines Corp.	14,254	1,912
Intuit, Inc. (Æ)	8,150	357
Juniper Networks, Inc. (Æ)	14,700	446
Lam Research Corp. (Æ)	8,700	364
LSI Corp. (Æ)	37,700	172
Maxim Integrated Products, Inc.	54,900	1,016
Micron Technology, Inc. (Æ)(Ñ)	50,600	365
Microsoft Corp.	158,650	3,885
Molex, Inc. (Ñ)	14,800	310
Motorola, Inc. (Æ)	57,700	492
National Semiconductor Corp.	64,600	825
NetApp, Inc. (Æ)	33,460	1,666
Nokia OYJ - ADR	36,700	368
Oracle Corp.	71,500	1,920
QUALCOMM, Inc.	143,848	6,490
Red Hat, Inc. (Æ)	24,110	989
Salesforce.com, Inc. (Æ)	6,000	671
SanDisk Corp. (Æ)	11,380	417
Seagate Technology PLC (Æ)	34,100	402
Synopsys, Inc. (Æ)	13,200	327
Texas Instruments, Inc.	106,301	2,885
Tyco Electronics, Ltd.	20,164	589
VMware, Inc. Class A (Æ)	3,400	289

		60,661

Utilities - 4.1%
AGL Resources, Inc.	1,700	65
American Electric Power Co., Inc.	4,600	167
American Water Works Co., Inc.	23,300	542
AT&T, Inc.	54,800	1,567
Atmos Energy Corp.	5,700	167
BCE, Inc.	49,000	1,592

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CenterPoint Energy, Inc.	28,800	453
Constellation Energy Group, Inc.	6,000	193
Duke Energy Corp.	25,900	459
Edison International	11,600	399
Energen Corp.	4,300	197
Entergy Corp.	5,000	383
Exelon Corp.	9,400	400
Frontier Communications Corp.	57,700	471
Great Plains Energy, Inc.	23,900	452
MDU Resources Group, Inc.	22,900	457
NII Holdings, Inc. (Æ)	6,600	271
NiSource, Inc. (Ñ)	23,500	409
Northeast Utilities	10,900	322
NV Energy, Inc.	22,600	297
Pepco Holdings, Inc.	21,900	407
PG&E Corp.	8,100	368
Pinnacle West Capital Corp.	9,400	388
PNM Resources, Inc.	7,400	84
PPL Corp.	11,400	310
Progress Energy, Inc.	7,700	342
Questar Corp.	9,400	165
Veolia Environnement - ADR	15,200	401
Verizon Communications, Inc.	33,800	1,102
Vodafone Group PLC - ADR	85,800	2,129

		14,959

Total Common Stocks (cost $305,446)		346,583

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund (£)	12,002,051	12,002

Total Short-Term Investments (cost $12,002)		12,002

Other Securities - 0.7%
State Street Securities Lending Quality Trust (×)	2,551,579	2,544

Total Other Securities (cost $2,552)		2,544

Total Investments - 99.8% (identified cost $320,000)		361,129

Other Assets and Liabilities, Net - 0.2%		690

Net Assets - 100.0%		361,819

See accompanying notes which are an integral part of this quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Postitions
Russell 1000 Mini Index	27	USD	1,694	12/10	22
S&P 500 E-Mini Index (CME)	201	USD	11,424	12/10	88
S&P 500 Index (CME)	7	USD	1,989	12/10	88
S&P Midcap 400 E-Mini Index (CME)	17	USD	1,360	12/10	34

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					232

Presentation of Portfolio Holdings — September 30, 2010 (Unaudited)

	Market Value
Categories	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$49,663	$—	$—	$49,663
Consumer Staples	30,991	—	—	30,991
Energy	39,033	—	—	39,033
Financial Services	52,574	—	—	52,574
Health Care	40,650	—	—	40,650
Materials and Processing	18,782	—	—	18,782
Producer Durables	39,270	—	—	39,270
Technology	60,661	—	—	60,661
Utilities	14,959	—	—	14,959
Short-Term Investments	—	12,002	—	12,002
Other Securities	—	2,544	—	2,544

Total Investments	346,583	14,546	—	361,129

Other Financial Instruments
Futures Contracts	232	—	—	232

Total Other Financial Instruments*	232	—	—	232

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.2%
Consumer Discretionary - 12.0%
99 Cents Only Stores (Æ)	27,660	522
ABM Industries, Inc.	11,700	253
Amerco, Inc. (Æ)	2,100	167
America’s Car-Mart, Inc. (Æ)	9,610	242
Arctic Cat, Inc. (Æ)	1,800	18
Asbury Automotive Group, Inc. (Æ)	12,631	178
Bebe Stores, Inc.	51,500	371
Big 5 Sporting Goods Corp.	1,300	17
BJ’s Wholesale Club, Inc. (Æ)	5,600	232
Bob Evans Farms, Inc.	8,700	244
Brown Shoe Co., Inc.	4,700	54
Callaway Golf Co.	45,556	319
Chico’s FAS, Inc.	7,500	79
Childrens Place Retail Stores, Inc. (The) (Æ)	4,890	239
Chipotle Mexican Grill, Inc. Class A (Æ)	2,100	361
Christopher & Banks Corp.	29,282	232
Columbia Sportswear Co. (Ñ)	6,548	383
Corinthian Colleges, Inc. (Æ)(Ñ)	33,900	238
Cracker Barrel Old Country Store, Inc.	1,200	61
CROCS, Inc. (Æ)	26,495	345
Dick’s Sporting Goods, Inc. (Æ)	12,153	341
Dillard’s, Inc. Class A (Ñ)	23,200	548
Dollar Tree, Inc. (Æ)	13,300	649
Dress Barn, Inc. (The) (Æ)	9,619	228
Elizabeth Arden, Inc. (Æ)	3,100	62
Expedia, Inc.	21,091	595
Fastenal Co. (Ñ)	5,834	310
Federal-Mogul Corp. (Æ)	11,500	218
Finish Line, Inc. (The) Class A	32,935	458
Foot Locker, Inc.	39,550	575
Fossil, Inc. (Æ)	6,700	360
Fred’s, Inc. Class A	18,100	214
Group 1 Automotive, Inc. (Æ)(Ñ)	4,700	140
Guess?, Inc.	6,551	266
Harman International Industries, Inc. (Æ)	14,984	501
Haverty Furniture Cos., Inc.	1,300	14
Hillenbrand, Inc.	16,700	359
Hyatt Hotels Corp. Class A (Æ)	3,800	142
IAC/InterActiveCorp (Æ)	8,394	221
Jones Apparel Group, Inc.	10,200	200
Kenneth Cole Productions, Inc. Class A (Æ)	19,577	326
Leapfrog Enterprises, Inc. Class A (Æ)	6,200	34
Lifetime Brands, Inc. (Æ)(Ñ)	1,500	23
LKQ Corp. (Æ)	30,392	632
Mediacom Communications Corp. Class A (Æ)	13,800	91
Men’s Wearhouse, Inc. (The)	7,600	181
MGM Resorts International (Æ)(Ñ)	22,398	253
Movado Group, Inc. (Æ)	3,000	33
MSC Industrial Direct Co. Class A	4,816	260
Multimedia Games, Inc. (Æ)	2,100	8
O’Reilly Automotive, Inc. (Æ)	5,949	317
OfficeMax, Inc. (Æ)	19,662	257
Panera Bread Co. Class A (Æ)	5,440	482

	Principal Amount ($) or Shares	Market Value $
PF Chang’s China Bistro, Inc. (Ñ)	14,548	672
Pool Corp.	11,400	229
Rent-A-Center, Inc. Class A	3,400	76
Ryland Group, Inc.	3,400	61
Scholastic Corp.	5,400	150
Shoe Carnival, Inc. (Æ)	1,400	28
Skechers U.S.A., Inc. Class A (Æ)	9,800	230
Sonic Automotive, Inc. Class A (Æ)(Ñ)	1,400	14
Stage Stores, Inc.	1,800	23
Standard Motor Products, Inc.	21,211	223
Steven Madden, Ltd. (Æ)	23,644	971
Stewart Enterprises, Inc. Class A (Ñ)	55,600	300
Superior Industries International, Inc.	30,025	519
Tech Data Corp. (Æ)	6,300	254
Tempur-Pedic International, Inc. (Æ)	9,004	279
Under Armour, Inc. Class A (Æ)(Ñ)	9,100	410
Urban Outfitters, Inc. (Æ)	7,040	221
Vishay Precision Group, Inc. (Æ)(Ñ)	2,061	32
Warnaco Group, Inc. (The) (Æ)	6,260	320
WESCO International, Inc. (Æ)	2,100	83
WMS Industries, Inc. (Æ)	5,719	218
Wolverine World Wide, Inc.	12,200	354
Wyndham Worldwide Corp.	20,000	549

		20,069

Consumer Staples - 3.6%
Alberto-Culver Co. Class B	13,354	503
Alliance One International, Inc. (Æ)	23,967	99
Andersons, Inc. (The)	5,388	204
Chiquita Brands International, Inc. (Æ)	4,300	57
Church & Dwight Co., Inc.	4,930	320
Constellation Brands, Inc. Class A (Æ)	42,200	747
Corn Products International, Inc.	21,900	821
Del Monte Foods Co.	5,900	77
Energizer Holdings, Inc. (Æ)	6,300	424
Fresh Del Monte Produce, Inc. (Æ)	700	15
Hansen Natural Corp. (Æ)	9,000	420
Helen of Troy, Ltd. (Æ)	3,100	78
Lance, Inc.	22,200	473
Nash Finch Co.	3,300	140
Seneca Foods Corp. Class A (Æ)	1,000	26
Spartan Stores, Inc.	4,600	67
SUPERVALU, Inc.	25,900	299
Tootsie Roll Industries, Inc. (Ñ)	8,700	216
TreeHouse Foods, Inc. (Æ)(Ñ)	10,980	506
Tyson Foods, Inc. Class A	29,009	465
Winn-Dixie Stores, Inc. (Æ)	2,900	21

		5,978

Energy - 4.9%
Alpha Natural Resources, Inc. (Æ)	9,108	375
Berry Petroleum Co. Class A	13,400	425
Cloud Peak Energy, Inc. (Æ)	10,100	184
Complete Production Services, Inc. (Æ)	7,172	147
Comstock Resources, Inc. (Æ)	8,862	199
Continental Resources, Inc. (Æ)	5,070	235

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Core Laboratories NV (Ñ)	5,256	463
Dawson Geophysical Co. (Æ)	1,300	35
Dril-Quip, Inc. (Æ)	8,990	558
Exterran Holdings, Inc. (Æ)	9,876	224
Forest Oil Corp. (Æ)	2,286	68
Gulf Island Fabrication, Inc.	2,200	40
Helix Energy Solutions Group, Inc. (Æ)	18,253	203
Helmerich & Payne, Inc.	1,200	48
Oceaneering International, Inc. (Æ)	13,099	705
Oil States International, Inc. (Æ)	8,600	400
Ormat Technologies, Inc. (Ñ)	11,900	347
Parker Drilling Co. (Æ)	2,500	11
Patterson-UTI Energy, Inc.	22,098	377
Penn Virginia Corp.	25,500	409
Petroleum Development Corp. (Æ)	5,100	141
Precision Drilling Corp. (Æ)	28,161	193
Rosetta Resources, Inc. (Æ)	27,020	635
Rowan Cos., Inc. (Æ)	14,881	452
SEACOR Holdings, Inc. (Æ)	500	43
Sunoco, Inc.	6,687	244
Tesoro Corp.	21,600	289
Tetra Technologies, Inc. (Æ)	3,300	34
Unit Corp. (Æ)	8,681	324
USEC, Inc. (Æ)	15,200	79
Walter Energy, Inc. Class A	3,874	315

		8,202

Financial Services - 18.2%
Advance America Cash Advance Centers, Inc.	6,100	25
Affiliated Managers Group, Inc. (Æ)	15,484	1,208
Allied World Assurance Co. Holdings, Ltd.	2,000	113
American Capital Agency Corp. (ö)(Ñ)	21,000	558
American Equity Investment Life Holding Co.	46,020	471
American Financial Group, Inc.	11,400	349
American National Insurance Co.	700	53
American Safety Insurance Holdings, Ltd. (Æ)	1,000	16
Ameriprise Financial, Inc.	5,324	252
Amtrust Financial Services, Inc.	800	12
Apollo Commercial Real Estate Finance, Inc. (ö)	1,500	24
Arch Capital Group, Ltd. (Æ)	1,900	159
Ares Capital Corp.	58,431	914
Argo Group International Holdings, Ltd.	3,800	132
Artio Global Investors, Inc. Class A	24,200	370
Aspen Insurance Holdings, Ltd.	11,100	336
Axis Capital Holdings, Ltd.	1,100	36
BancorpSouth, Inc.	16,800	238
Banner Corp. (Ñ)	2,000	4
BioMed Realty Trust, Inc. (ö)	13,550	243
BOK Financial Corp.	11,122	502
Boston Private Financial Holdings, Inc.	35,199	230
Brandywine Realty Trust (ö)	6,100	75
Brookline Bancorp, Inc. (Ñ)	28,700	286
Camden Property Trust (ö)	5,200	249

	Principal Amount ($) or Shares	Market Value $
Chesapeake Lodging Trust (ö)	200	3
Chimera Investment Corp. (ö)	84,300	333
City National Corp.	5,900	313
Colonial Properties Trust (ö)	53,162	861
CommonWealth REIT (ö)	6,475	166
Community Bank System, Inc. (Ñ)	13,700	315
Community Trust Bancorp, Inc. (Ñ)	1,000	27
Cousins Properties, Inc. (ö)	12,989	93
Cullen/Frost Bankers, Inc.	800	43
CVB Financial Corp. (Ñ)	9,800	74
Cypress Sharpridge Investments, Inc. (ö)	11,353	152
DCT Industrial Trust, Inc. (ö)	20,400	98
DiamondRock Hospitality Co. (ö)	41,769	396
Dime Community Bancshares, Inc.	16,300	226
Duff & Phelps Corp. Class A	30,800	415
Dynex Capital, Inc. (Æ)	14,400	155
Education Realty Trust, Inc. (ö)	2,700	19
Endurance Specialty Holdings, Ltd.	6,600	263
Equity One, Inc. (ö)(Ñ)	7,500	127
Extra Space Storage, Inc. (ö)	8,200	132
Ezcorp, Inc. Class A (Æ)	24,774	496
FBL Financial Group, Inc. Class A	1,800	47
Federal Realty Investment Trust (ö)	3,200	261
First Financial Bancorp	10,700	178
First Industrial Realty Trust, Inc. (Æ)(ö)(Ñ)	15,900	81
First Mercury Financial Corp.	2,000	20
First Niagara Financial Group, Inc.	9,900	115
First Potomac Realty Trust (ö)	4,400	66
FirstMerit Corp.	17,600	322
Flushing Financial Corp.	2,500	29
FPIC Insurance Group, Inc. (Æ)	900	32
Franklin Street Properties Corp. (ö)	22,243	276
Fulton Financial Corp.	39,600	359
Glacier Bancorp, Inc.	12,100	177
Glimcher Realty Trust (ö)	5,600	34
Global Indemnity PLC Class A (Æ)	1,200	19
Greenhill & Co., Inc.	4,746	376
Hallmark Financial Services (Æ)	1,800	16
Hancock Holding Co.	12,100	364
Hatteras Financial Corp. (ö)	10,500	299
HCC Insurance Holdings, Inc.	12,400	324
Hercules Technology Growth Capital, Inc.	3,900	39
Home Bancshares, Inc.	2,750	56
Horace Mann Educators Corp.	7,600	135
Hospitality Properties Trust (ö)	17,243	385
Huntington Bancshares, Inc.	15,000	85
Iberiabank Corp.	8,450	422
Infinity Property & Casualty Corp.	1,100	54
IntercontinentalExchange, Inc. (Æ)	2,817	295
Invesco Mortgage Capital, Inc. (ö)	24,000	516
Investment Technology Group, Inc. (Æ)	1,900	27
JER Investors Trust, Inc. (Æ)(Å)	1,771	—
Jones Lang LaSalle, Inc.	4,400	380
Knight Capital Group, Inc. Class A (Æ)	16,823	208
LaSalle Hotel Properties (ö)	10,497	246
Lazard, Ltd. Class A	26,257	921
Mack-Cali Realty Corp. (ö)	7,300	239
MarketAxess Holdings, Inc.	9,630	164

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MCG Capital Corp.	8,900	52
Meadowbrook Insurance Group, Inc.	4,385	39
Medical Properties Trust, Inc. (ö)	26,700	271
MFA Financial, Inc. (ö)	38,300	292
Montpelier Re Holdings, Ltd.	15,800	274
MSCI, Inc. Class A (Æ)	9,014	299
Nelnet, Inc. Class A	8,800	201
NewAlliance Bancshares, Inc.	22,400	283
OceanFirst Financial Corp.	1,700	21
Och-Ziff Capital Management Group LLC Class A (Ñ)	20,474	305
Old National Bancorp	34,900	366
OneBeacon Insurance Group, Ltd. Class A	2,800	40
Park National Corp. (Ñ)	900	58
Parkway Properties, Inc. (ö)	2,400	36
PennantPark Investment Corp.	27,758	295
Piper Jaffray Cos. (Æ)	6,868	200
Platinum Underwriters Holdings, Ltd.	6,300	274
Post Properties, Inc. (ö)	6,900	193
Prosperity Bancshares, Inc.	12,300	399
Protective Life Corp.	7,600	165
Provident New York Bancorp	1,800	15
PS Business Parks, Inc. (ö)	2,300	130
Raymond James Financial, Inc.	10,497	266
Reinsurance Group of America, Inc. Class A	7,200	348
Renasant Corp. (Ñ)	1,500	23
Republic Bancorp, Inc. Class A (Ñ)	1,100	23
Resource Capital Corp. (ö)	44,713	284
Selective Insurance Group, Inc.	22,300	363
Signature Bank NY (Æ)	9,060	352
Simmons First National Corp. Class A	700	20
SL Green Realty Corp. (ö)	4,700	298
Southwest Bancorp, Inc.	900	12
Sovran Self Storage, Inc. (ö)	2,200	83
StanCorp Financial Group, Inc.	5,700	217
StellarOne Corp. (Ñ)	19,587	249
Sterling Bancorp Class N	10,700	93
Sterling Bancshares, Inc.	37,200	200
SVB Financial Group (Æ)(Ñ)	10,370	439
SWS Group, Inc.	25,800	185
Symetra Financial Corp.	27,300	286
Territorial Bancorp, Inc.	900	15
Texas Capital Bancshares, Inc. (Æ)	12,619	218
Textainer Group Holdings, Ltd.	19,673	526
TICC Capital Corp.	1,800	19
Transatlantic Holdings, Inc.	6,700	341
Trustmark Corp.	19,800	430
UMB Financial Corp.	8,800	312
Umpqua Holdings Corp.	21,700	246
United Financial Bancorp, Inc.	1,500	20
Unitrin, Inc.	4,800	117
Washington Federal, Inc.	29,899	456
Webster Financial Corp.	7,600	133
Westamerica Bancorporation (Ñ)	200	11
White Mountains Insurance Group, Ltd.	400	123
Whitney Holding Corp.	20,887	171

	Principal Amount ($) or Shares	Market Value $
World Acceptance Corp. (Æ)	1,100	49
WSFS Financial Corp.	500	19

		30,284

Health Care - 10.6%
Albany Molecular Research, Inc. (Æ)	24,017	153
Allscripts Healthcare Solutions, Inc. (Æ)	25,476	471
Amedisys, Inc. (Æ)(Ñ)	6,968	166
AMERIGROUP Corp. Class A (Æ)	4,400	187
Analogic Corp.	8,394	377
Angiodynamics, Inc. (Æ)	2,700	41
Brookdale Senior Living, Inc. (Æ)	20,369	332
Catalyst Health Solutions, Inc. (Æ)	15,855	558
Centene Corp. (Æ)	9,900	234
CONMED Corp. (Æ)	10,879	244
Cooper Cos., Inc. (The)	7,312	338
Coventry Health Care, Inc. (Æ)	17,100	368
Cynosure, Inc. Class A (Æ)	16,320	167
Emergency Medical Services Corp. Class A (Æ)	13,597	724
Endo Pharmaceuticals Holdings, Inc. (Æ)	13,100	435
Ensign Group, Inc. (The)	3,800	68
Five Star Quality Care, Inc. (Æ)	3,500	18
Gentiva Health Services, Inc. (Æ)	7,551	165
Greatbatch, Inc. (Æ)	12,136	281
Harvard Bioscience, Inc. (Æ)	39,716	151
Health Management Associates, Inc. Class A (Æ)	55,310	424
Health Net, Inc. (Æ)	28,800	783
Healthsouth Corp. (Æ)	11,697	225
Healthspring, Inc. (Æ)	26,755	691
Healthways, Inc. (Æ)	2,600	30
Hill-Rom Holdings, Inc.	5,302	190
HMS Holdings Corp. (Æ)(Ñ)	10,450	616
Hologic, Inc. (Æ)	10,300	165
Humana, Inc. (Æ)	10,200	512
Icon PLC - ADR (Æ)	7,015	152
IDEXX Laboratories, Inc. (Æ)(Ñ)	5,858	362
Illumina, Inc. (Æ)	8,936	440
Impax Laboratories, Inc. (Æ)	12,800	253
Invacare Corp.	5,700	151
Kindred Healthcare, Inc. (Æ)	15,048	196
King Pharmaceuticals, Inc. (Æ)	36,900	368
LifePoint Hospitals, Inc. (Æ)	5,300	186
Magellan Health Services, Inc. (Æ)	8,700	411
Medicines Co. (The) (Æ)	8,800	125
Mednax, Inc. (Æ)	5,884	314
Meridian Bioscience, Inc. (Ñ)	18,000	394
Molina Healthcare, Inc. (Æ)	9,700	262
OSI Systems, Inc. (Æ)	7,966	289
Palomar Medical Technologies, Inc. (Æ)(Ñ)	900	9
Par Pharmaceutical Cos., Inc. (Æ)	23,000	669
Patterson Cos., Inc.	564	16
PerkinElmer, Inc.	8,968	207
Perrigo Co.	6,430	413
Quality Systems, Inc.	2,691	178
Salix Pharmaceuticals, Ltd. (Æ)	6,675	265
Sun Healthcare Group, Inc. Class W (Æ)	7,600	64

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SXC Health Solutions Corp. (Æ)	20,040	731
Symmetry Medical, Inc. (Æ)	12,818	124
Techne Corp.	4,228	261
Triple-S Management Corp. Class B (Æ)	2,400	40
United Therapeutics Corp. (Æ)	6,710	376
Universal American Corp.	7,500	111
Viropharma, Inc. (Æ)	26,100	389
Watson Pharmaceuticals, Inc. Class B (Æ)	7,400	313
West Pharmaceutical Services, Inc.	14,000	480

		17,663

Materials and Processing - 8.8%
A Schulman, Inc.	19,900	401
Aceto Corp.	1,000	7
Albemarle Corp.	9,130	427
Apogee Enterprises, Inc.	7,400	68
Arch Chemicals, Inc.	7,500	263
Ashland, Inc.	20,000	975
Ball Corp.	5,200	306
Brady Corp. Class A	12,500	365
Buckeye Technologies, Inc.	2,200	32
Cabot Corp.	12,601	410
Comfort Systems USA, Inc.	9,800	105
Commercial Metals Co.	20,900	303
Cytec Industries, Inc.	25,136	1,417
Domtar Corp.	2,600	168
Eastman Chemical Co.	2,200	163
Ferro Corp. (Æ)	27,402	353
Griffon Corp. (Æ)	3,000	37
Haynes International, Inc.	1,200	42
HB Fuller Co.	17,600	350
Horsehead Holding Corp. (Æ)	17,254	170
Huntsman Corp.	23,700	274
Interline Brands, Inc. (Æ)	12,300	222
Kaiser Aluminum Corp.	11,900	509
KapStone Paper and Packaging Corp. (Æ)	25,300	307
Koppers Holdings, Inc.	16,400	441
Kraton Performance Polymers, Inc. (Æ)	19,811	538
MeadWestvaco Corp.	2,500	61
Minerals Technologies, Inc.	7,500	442
Mueller Water Products, Inc. Class A	54,900	166
Neenah Paper, Inc.	1,800	27
OM Group, Inc. (Æ)	13,634	411
Owens Corning (Æ)	5,400	138
Packaging Corp. of America	13,900	322
Pan American Silver Corp.	8,249	244
PolyOne Corp. (Æ)	12,800	155
Reliance Steel & Aluminum Co.	4,400	183
RPM International, Inc.	15,892	316
RTI International Metals, Inc. (Æ)	7,474	229
Scotts Miracle-Gro Co. (The) Class A	6,585	341
Sensient Technologies Corp.	5,100	155
Sims Metal Management, Ltd. - ADR	13,536	230
SuperGen, Inc. (Æ)	4,200	9
Timken Co.	11,600	445
Titanium Metals Corp. (Æ)	24,317	485
TPC Group, Inc. (Æ)	10,498	250

	Principal Amount ($) or Shares	Market Value $
Universal Forest Products, Inc.	8,350	244
Valspar Corp.	10,600	338
Watsco, Inc.	5,002	278
Westlake Chemical Corp.	5,000	150
WR Grace & Co. (Æ)	12,548	351

		14,623

Producer Durables - 17.8%
AAR Corp. (Æ)	7,000	131
Actuant Corp. Class A	14,872	341
AGCO Corp. (Æ)	12,139	474
Aircastle, Ltd.	9,500	81
Alaska Air Group, Inc. (Æ)	12,800	653
Albany International Corp. Class A	3,000	57
Alexander & Baldwin, Inc.	11,693	407
AM Castle & Co. (Æ)	1,200	16
American Railcar Industries, Inc. (Æ)	1,300	20
AO Smith Corp.	5,600	324
Applied Industrial Technologies, Inc.	17,600	539
Astec Industries, Inc. (Æ)	6,703	191
Avery Dennison Corp.	2,100	78
Axcelis Technologies, Inc. (Æ)	7,300	14
Barnes Group, Inc.	18,200	320
BE Aerospace, Inc. (Æ)(Ñ)	20,040	607
Briggs & Stratton Corp.	25,600	487
Brink’s Co. (The)	13,500	310
Bristow Group, Inc. (Æ)	2,307	83
Bucyrus International, Inc. Class A	6,670	463
CAI International, Inc. (Æ)	8,800	133
Carlisle Cos., Inc.	2,400	72
CDI Corp.	2,000	26
Celadon Group, Inc. (Æ)	2,300	32
Ceradyne, Inc. (Æ)	10,059	235
Chart Industries, Inc. (Æ)	10,983	224
Compass Diversified Holdings	15,700	254
Con-way, Inc.	7,600	235
Consolidated Graphics, Inc. (Æ)	2,280	94
Convergys Corp. (Æ)	1,700	18
Copart, Inc. (Æ)	12,164	401
CoreLogic, Inc. (Æ)	13,600	261
Corporate Executive Board Co. (The)	5,900	186
CRA International, Inc. (Æ)	1,100	20
Crane Co.	7,200	273
Cross Country Healthcare, Inc. (Æ)	2,800	20
Cubic Corp.	2,300	94
Curtiss-Wright Corp.	16,100	488
Ducommun, Inc.	1,800	39
Dycom Industries, Inc. (Æ)	2,500	25
Electro Rent Corp.	12,045	160
Electronics for Imaging, Inc. (Æ)	4,952	60
EMCOR Group, Inc. (Æ)	5,300	130
EnerSys (Æ)	19,730	493
Ennis, Inc.	1,600	29
EnPro Industries, Inc. (Æ)	8,186	256
Esterline Technologies Corp. (Æ)	10,700	612
FEI Co. (Æ)	1,000	20
Flowserve Corp.	800	88

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Foster Wheeler AG (Æ)	4,115	101
Franklin Electric Co., Inc.	2,100	70
G&K Services, Inc. Class A	14,100	322
Genesee & Wyoming, Inc. Class A (Æ)	11,350	492
GrafTech International, Ltd. (Æ)	19,109	299
Granite Construction, Inc.	13,700	312
Great Lakes Dredge & Dock Corp.	1,600	9
Greenbrier Cos., Inc. (Æ)	6,700	104
Harsco Corp.	14,400	354
HUB Group, Inc. Class A (Æ)	15,384	450
Insituform Technologies, Inc. Class A (Æ)(Ñ)	6,542	158
JB Hunt Transport Services, Inc.	17,570	610
Joy Global, Inc.	9,395	661
Kadant, Inc. (Æ)	1,000	19
Kansas City Southern (Æ)	17,000	636
KBR, Inc.	24,657	608
Kelly Services, Inc. Class A (Æ)	3,100	36
Kennametal, Inc.	13,398	414
Knight Transportation, Inc.	12,009	232
Kulicke & Soffa Industries, Inc. (Æ)	14,100	87
Layne Christensen Co. (Æ)	9,305	241
Lexmark International, Inc. Class A (Æ)	10,500	468
Littelfuse, Inc. (Æ)	3,200	140
LMI Aerospace, Inc. (Æ)	3,900	62
M&F Worldwide Corp. (Æ)	3,600	88
Manpower, Inc.	6,347	331
MAXIMUS, Inc.	3,990	246
McDermott International, Inc. (Æ)	55,132	815
Measurement Specialties, Inc. (Æ)	1,100	20
NACCO Industries, Inc. Class A	800	70
Nalco Holding Co.	12,121	306
On Assignment, Inc. (Æ)	1,000	5
Oshkosh Corp. (Æ)	16,800	462
Overseas Shipholding Group, Inc. (Ñ)	3,700	127
PHI, Inc. (Æ)	6,216	101
Regal-Beloit Corp.	3,779	222
Resources Connection, Inc.	26,200	360
Robbins & Myers, Inc.	9,662	259
Robert Half International, Inc.	11,767	306
Roper Industries, Inc.	11,517	751
RR Donnelley & Sons Co.	13,400	227
Ryder System, Inc.	12,900	552
Saia, Inc. (Æ)(Ñ)	2,100	31
Sensata Technologies Holding NV (Æ)	12,768	252
SFN Group, Inc. (Æ)	6,800	41
Skywest, Inc.	34,200	477
Southwest Airlines Co.	15,879	208
Steelcase, Inc. Class A	36,300	302
TAL International Group, Inc.	9,100	220
Teekay Corp.	4,900	131
Teledyne Technologies, Inc. (Æ)	10,600	422
TeleTech Holdings, Inc. (Æ)	1,500	22
Thermadyne Holdings Corp. (Æ)	1,500	21
Tidewater, Inc.	1,800	81
TransDigm Group, Inc.	5,360	333
Trinity Industries, Inc.	14,600	325
Triumph Group, Inc.	12,120	904

	Principal Amount ($) or Shares	Market Value $
Tsakos Energy Navigation, Ltd. (Ñ)	27,200	362
Tutor Perini Corp. (Æ)	8,600	173
Unifirst Corp.	1,500	66
URS Corp. (Æ)	19,263	732
UTi Worldwide, Inc.	22,940	369
Wabtec Corp. (Ñ)	15,817	756
Watts Water Technologies, Inc. Class A	4,800	163
Werner Enterprises, Inc.	10,000	205
Woodward Governor Co.	12,037	390

		29,693

Technology - 14.5%
Actel Corp. (Æ)	1,800	29
ADTRAN, Inc.	14,123	499
Amdocs, Ltd. (Æ)	5,800	166
Amkor Technology, Inc. (Æ)(Ñ)	21,300	140
Amphenol Corp. Class A	18,212	892
Anadigics, Inc. (Æ)	3,700	23
Ansys, Inc. (Æ)	15,159	641
AOL, Inc. (Æ)	6,800	168
Applied Signal Technology, Inc.	1,000	25
Ariba, Inc. (Æ)	42,250	799
Arris Group, Inc. (Æ)	5,900	58
Aruba Networks, Inc. (Æ)	11,081	237
Atmel Corp. (Æ)	45,909	365
Aviat Networks, Inc. (Æ)	8,100	33
Avid Technology, Inc. (Æ)	3,900	51
AVX Corp.	18,100	250
Benchmark Electronics, Inc. (Æ)	8,000	131
Black Box Corp.	3,000	96
Ciber, Inc. (Æ)	4,100	12
Cogent, Inc. (Æ)	14,087	150
Coherent, Inc. (Æ)	13,133	525
Cohu, Inc.	17,850	225
Concur Technologies, Inc. (Æ)	9,435	466
CSG Systems International, Inc. (Æ)	17,837	325
Digi International, Inc. (Æ)	2,000	19
Dolby Laboratories, Inc. Class A (Æ)	4,980	283
DSP Group, Inc. (Æ)	1,700	12
Earthlink, Inc. (Ñ)	71,700	652
Electro Scientific Industries, Inc. (Æ)	28,388	315
Emulex Corp. (Æ)	13,231	138
Epicor Software Corp. (Æ)	4,900	43
Equinix, Inc. (Æ)	7,724	791
Exar Corp. (Æ)	1,100	7
Extreme Networks (Æ)	13,800	43
F5 Networks, Inc. (Æ)	2,360	245
Fairchild Semiconductor International, Inc. Class A (Æ)	9,500	89
Flextronics International, Ltd. (Æ)(Ñ)	18,570	112
Hittite Microwave Corp. (Æ)	7,353	350
Imation Corp. (Æ)	4,000	37
Informatica Corp. (Æ)	23,147	889
Infospace, Inc. (Æ)	3,800	33
Ingram Micro, Inc. Class A (Æ)	18,300	309
Integrated Device Technology, Inc. (Æ)	22,300	130
Internap Network Services Corp. (Æ)	15,082	74

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Rectifier Corp. (Æ)	14,595	308
Intersil Corp. Class A	44,900	525
Intevac, Inc. (Æ)	2,000	20
Lam Research Corp. (Æ)	8,428	353
Lattice Semiconductor Corp. (Æ)	66,900	318
LSI Corp. (Æ)	62,500	285
MEMC Electronic Materials, Inc. (Æ)	14,426	172
Methode Electronics, Inc.	20,000	182
MICROS Systems, Inc. (Æ)	14,013	593
Microsemi Corp. (Æ)	20,814	357
MIPS Technologies, Inc. Class A (Æ)	27,240	265
MKS Instruments, Inc. (Æ)	8,600	155
Molex, Inc. (Ñ)	16,400	343
Ness Technologies, Inc. (Æ)	4,100	18
Newport Corp. (Æ)	3,900	44
NICE Systems, Ltd. - ADR (Æ)	18,173	569
Novellus Systems, Inc. (Æ)	22,800	606
Perceptron, Inc. (Æ)(Þ)	80	—
QLogic Corp. (Æ)	43,756	772
Radisys Corp. (Æ)	1,900	18
RF Micro Devices, Inc. (Æ)	55,331	340
Rovi Corp. (Æ)	18,690	942
Salesforce.com, Inc. (Æ)(Ñ)	3,410	381
SBA Communications Corp. Class A (Æ)(Ñ)	10,514	424
Seachange International, Inc. (Æ)	4,400	33
Sigma Designs, Inc. (Æ)(Ñ)	4,900	56
Silicon Image, Inc. (Æ)	12,200	58
Skyworks Solutions, Inc. (Æ)	21,270	440
Smith Micro Software, Inc. (Æ)	18,751	186
Standard Microsystems Corp. (Æ)	3,300	75
SuccessFactors, Inc. (Æ)	28,107	706
Symmetricom, Inc. (Æ)	3,000	17
Synopsys, Inc. (Æ)	14,800	367
Taleo Corp. Class A (Æ)	12,220	354
Tellabs, Inc.	35,500	265
Tier Technologies, Inc. Class B (Æ)(Þ)	21,377	118
Trident Microsystems, Inc. (Æ)(Ñ)	7,800	13
Trimble Navigation, Ltd. (Æ)	9,938	348
TTM Technologies, Inc. (Æ)	4,000	39
Unisys Corp. (Æ)	5,600	156
United Online, Inc.	81,157	464
Varian Semiconductor Equipment Associates, Inc. (Æ)	8,854	255
VeriFone Systems, Inc. (Æ)	20,098	624
Verint Systems, Inc. (Æ)	5,209	154
Vishay Intertechnology, Inc. (Æ)	28,859	279
Volterra Semiconductor Corp. (Æ)	15,910	342
Zoran Corp. (Æ)	5,300	41

		24,257

Utilities - 4.8%
AGL Resources, Inc.	12,800	491
Allete, Inc.	11,300	412
Atmos Energy Corp.	9,700	284

	Principal Amount ($) or Shares	Market Value $
California Water Service Group	7,500	277
Chesapeake Utilities Corp.	1,200	44
DPL, Inc.	2,800	73
El Paso Electric Co. (Æ)	27,300	649
Energen Corp.	7,300	334
Great Plains Energy, Inc.	10,100	191
Idacorp, Inc.	5,800	208
IDT Corp. Class B (Æ)	7,700	137
Integrys Energy Group, Inc. (Ñ)	3,700	193
Laclede Group, Inc. (The)	1,000	34
MDU Resources Group, Inc.	11,600	231
Mirant Corp. (Æ)	2,700	27
NII Holdings, Inc. (Æ)	9,406	387
NiSource, Inc. (Ñ)	32,800	571
NorthWestern Corp.	2,300	66
NV Energy, Inc.	21,400	281
Otter Tail Corp.	18,500	377
Pinnacle West Capital Corp.	9,800	404
PNM Resources, Inc.	16,100	183
Portland General Electric Co.	29,700	602
Questar Corp.	3,200	56
Southern Union Co.	3,600	87
Southwest Gas Corp.	6,200	208
Telephone & Data Systems, Inc.	5,800	190
UGI Corp.	900	26
UIL Holdings Corp.	9,500	268
US Cellular Corp. (Æ)	2,300	106
Vectren Corp.	10,100	261
Westar Energy, Inc.	13,200	320

		7,978

Total Common Stocks (cost $139,596)		158,747

Short-Term Investments - 4.9%
Russell U.S. Cash Management Fund (£)	8,220,709	8,221

Total Short-Term Investments (cost $8,221)		8,221

Other Securities - 4.3%
State Street Securities Lending Quality Trust (×)	7,155,879	7,134

Total Other Securities (cost $7,156)		7,134

Total Investments - 104.4% (identified cost $154,973)		174,102

Other Assets and Liabilities, Net - (4.4%)		(7,299)

Net Assets - 100.0%		166,803

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	125	USD	8,068	12/10	364

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					364

Presentation of Portfolio Holdings — September 30, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$20,069	$—	$—	$20,069
Consumer Staples	5,978	—	—	5,978
Energy	8,202	—	—	8,202
Financial Services	30,284	—	—	30,284
Health Care	17,663	—	—	17,663
Materials and Processing	14,623	—	—	14,623
Producer Durables	29,693	—	—	29,693
Technology	24,257	—	—	24,257
Utilities	7,978	—	—	7,978
Short-Term Investments	—	8,221	—	8,221
Other Securities	—	7,134	—	7,134

Total Investments	158,747	15,355	—	174,102

Other Financial Instruments
Futures Contracts	364	—	—	364

Total Other Financial Instruments*	364	—	—	364

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Reports.

See accompanying notes which are an integral part of this quarterly report.

14	Aggressive Equity Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.0%
Australia - 0.4%
Billabong International, Ltd. (Ñ)	174,700	1,346

Austria - 0.1%
Erste Group Bank AG	8,029	322

Belgium - 0.6%
Anheuser-Busch InBev NV	20,304	1,194
KBC Groep NV (Æ)	17,798	799

		1,993

Bermuda - 2.8%
Esprit Holdings, Ltd.	272,629	1,479
Jardine Matheson Holdings, Ltd.	68,500	3,092
Li & Fung, Ltd.	598,000	3,364
RenaissanceRe Holdings, Ltd. (Ñ)	13,200	792
Seadrill, Ltd.	32,271	932

		9,659

Brazil - 2.2%
Anhanguera Educacional Participacoes SA	22,300	396
Banco Santander Brasil SA - ADR (Ñ)	37,630	518
BR Malls Participacoes SA	107,800	901
OGX Petroleo e Gas Participacoes SA (Æ)	230,600	3,005
PDG Realty SA Empreendimentos e Participacoes	147,200	1,753
Vale SA Class B	25,200	788

		7,361

Canada - 1.4%
Canadian National Railway Co.	62,813	4,021
Teck Resources, Ltd. Class B	19,000	782

		4,803

Cayman Islands - 0.5%
Alibaba.com, Ltd. (Æ)(Ñ)	188,000	392
Baidu, Inc. - ADR (Æ)	7,517	771
Ctrip.com International, Ltd. - ADR (Æ)	13,400	640

		1,803

China - 0.5%
Ping An Insurance Group Co. of China, Ltd. Class H	103,500	1,056
Tencent Holdings, Ltd.	36,000	787

		1,843

Czech Republic - 0.2%
Komercni Banka AS	2,719	593

Denmark - 0.7%
Danske Bank A/S (Æ)	26,851	648
Novo Nordisk A/S Series B	12,188	1,209
Novozymes A/S Class B (Ñ)	5,357	682

		2,539

	Principal Amount ($) or Shares	Market Value $
Finland - 0.7%
Fortum OYJ	26,700	699
Pohjola Bank PLC Class A	141,525	1,722

		2,421

France - 9.1%
Accor SA	36,406	1,329
Air France-KLM (Æ)	48,206	739
Air Liquide SA	13,774	1,680
AXA SA	43,618	763
BNP Paribas	11,133	792
Capital Gemini SA	18,800	943
CNP Assurances	39,164	727
Credit Agricole SA	80,710	1,261
Danone	19,973	1,195
Lagardere SCA	28,681	1,120
Legrand SA	21,189	717
LVMH Moet Hennessy Louis Vuitton SA	23,422	3,436
Natixis (Æ)	72,658	416
Pernod-Ricard SA (Ñ)	24,116	2,014
Publicis Groupe SA (Ñ)	41,351	1,964
Rallye SA (Ñ)	46,585	1,724
Sanofi-Aventis SA	26,682	1,778
Schneider Electric SA	35,867	4,548
SCOR SE	38,780	927
Total SA	14,364	740
UBISOFT Entertainment (Æ)(Ñ)	87,045	969
Vivendi SA	45,000	1,230

		31,012

Germany - 8.4%
Adidas AG	16,786	1,039
BASF SE	36,890	2,326
Bayer AG	21,622	1,508
Beiersdorf AG	21,660	1,326
Daimler AG (Æ)	25,564	1,619
Deutsche Boerse AG	15,690	1,047
E.ON AG	49,494	1,459
Henkel AG & Co. KGaA	16,462	745
Infineon Technologies AG (Æ)	63,515	440
Linde AG	23,830	3,102
MAN SE	22,000	2,398
Merck KGaA	10,840	910
Metro AG	11,985	780
MTU Aero Engines Holding AG	38,871	2,222
Muenchener Rueckversicherungs AG	4,599	637
SAP AG	13,810	683
Siemens AG	29,869	3,153
ThyssenKrupp AG	30,293	988
Volkswagen AG	20,080	2,213

		28,595

Hong Kong - 1.2%
China Unicom Hong Kong, Ltd. (Ñ)	254,000	372
CNOOC, Ltd.	734,000	1,423
Hang Lung Properties, Ltd. - ADR	157,000	767

Non-U.S. Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Industrial & Commercial Bank of China Asia, Ltd.	398,600	1,464

		4,026

India - 1.4%
ICICI Bank, Ltd. - ADR	65,493	3,265
Infosys Technologies, Ltd. - ADR	21,010	1,414

		4,679

Indonesia - 0.1%
Astra International Tbk PT	31,000	197

Ireland - 0.4%
Accenture PLC Class A (Ñ)	16,900	718
Cooper Industries PLC	15,575	762

		1,480

Israel - 0.7%
Teva Pharmaceutical Industries, Ltd. - ADR	44,757	2,361

Italy - 2.9%
Banca Popolare di Milano Scarl	137,336	655
ENI SpA	59,807	1,291
Finmeccanica SpA	192,447	2,287
Parmalat SpA	723,870	1,857
Snam Rete Gas SpA	296,525	1,502
UniCredit SpA	614,941	1,570
Unione di Banche Italiane SCPA	77,720	753

		9,915

Japan - 12.7%
Aeon Credit Service Co., Ltd. (Ñ)	28,700	309
Amada Co., Ltd.	148,700	1,019
Canon, Inc.	133,800	6,243
Dai-ichi Life Insurance Co., Ltd. (The)	500	604
Daikin Industries, Ltd. (Ñ)	19,700	741
Denso Corp.	18,800	557
FamilyMart Co., Ltd. (Ñ)	28,100	1,007
Fanuc, Ltd.	7,800	993
Hirose Electric Co., Ltd.	2,200	222
Honda Motor Co., Ltd. (Ñ)	44,000	1,562
Hoya Corp.	64,000	1,560
Inpex Corp.	240	1,130
ITOCHU Corp. (Ñ)	207,600	1,900
Japan Tobacco, Inc.	296	985
Komatsu, Ltd.	50,600	1,175
Konica Minolta Holdings, Inc.	43,000	419
Lawson, Inc.	20,500	939
Mabuchi Motor Co., Ltd. (Ñ)	29,100	1,488
Marubeni Corp.	222,000	1,255
Mitsubishi Chemical Holdings Corp. (Ñ)	224,000	1,138
Mitsubishi UFJ Financial Group, Inc. (Ñ)	138,800	647
Mizuho Financial Group, Inc.	666,900	975
Mori Seiki Co., Ltd. (Ñ)	73,600	685
MS&AD Insurance Group Holdings (Ñ)	40,000	919

	Principal Amount ($) or Shares	Market Value $
NGK Spark Plug Co., Ltd. (Ñ)	52,400	701
Nintendo Co., Ltd. (Ñ)	3,000	750
Nissan Motor Co., Ltd.	93,400	816
Nomura Holdings, Inc.	89,200	432
NTT DoCoMo, Inc. - ADR	2,050	34
NTT DoCoMo, Inc. (Ñ)	900	1,499
Omron Corp.	57,900	1,315
Panasonic Corp. (Ñ)	58,200	788
Shin-Etsu Chemical Co., Ltd. (Ñ)	27,400	1,334
Sumitomo Mitsui Financial Group, Inc. (Ñ)	48,400	1,410
Suzuken Co., Ltd.	25,300	837
Takeda Pharmaceutical Co., Ltd. (Ñ)	22,600	1,038
THK Co., Ltd. (Ñ)	50,500	946
Toshiba TEC Corp. (Ñ)	308,379	1,130
Toyota Motor Corp.	38,900	1,397
Yahoo! Japan Corp.	1,015	351

		43,250

Luxembourg - 0.6%
ArcelorMittal	31,673	1,043
Millicom International Cellular SA	11,500	1,104

		2,147

Mexico - 0.1%
America Movil SAB de C Series L	5,350	285

Netherlands - 6.2%
Aegon NV (Æ)	166,382	997
Akzo Nobel NV	54,279	3,349
Brit Insurance Holdings NV	61,859	996
Core Laboratories NV (Ñ)	3,732	328
EADS (Æ)	59,190	1,476
Heineken NV	49,540	2,569
ING Groep NV (Æ)	451,451	4,683
Koninklijke Philips Electronics NV	44,880	1,411
Randstad Holding NV (Æ)	20,330	924
Reed Elsevier NV	93,400	1,178
TNT NV	31,742	853
Unilever NV	36,450	1,089
Wolters Kluwer NV	62,210	1,306

		21,159

Norway - 0.8%
DnB NOR ASA	136,900	1,863
Statoil ASA	43,600	910

		2,773

Russia - 0.4%
Gazprom OAO - ADR	66,670	1,399

Singapore - 2.2%
CapitaLand, Ltd.	314,000	969
Jardine Cycle & Carriage, Ltd.	134,200	4,011
Keppel Corp., Ltd.	31,000	212
SingTel	385,000	919
United Overseas Bank, Ltd.	111,400	1,552

		7,663

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.8%
MTN Group, Ltd.	125,675	2,272
Naspers, Ltd.	8,982	439

		2,711

South Korea - 0.3%
Samsung Electronics Co., Ltd.	1,600	1,090

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	172,787	2,333
Banco Santander SA	208,592	2,650
Inditex SA	29,777	2,365
Indra Sistemas SA (Ñ)	18,000	343
Red Electrica Corp. SA	7,163	337

		8,028

Sweden - 1.1%
Assa Abloy AB Class B	23,144	584
Skandinaviska Enskilda Banken Class A	55,751	413
Svenska Cellulosa AB Class B	45,600	693
Telefonaktiebolaget LM Ericsson Class B	172,595	1,895

		3,585

Switzerland - 8.7%
ACE, Ltd. (Ñ)	19,550	1,139
Actelion, Ltd. (Æ)	8,628	346
Cie Financiere Richemont SA	29,827	1,436
Clariant AG (Æ)	53,200	778
Credit Suisse Group AG	42,596	1,821
GAM Holding AG (Æ)	58,201	882
Georg Fischer AG (Æ)	5,403	2,161
Givaudan SA	1,006	1,028
Helvetia Holding AG	4,615	1,604
Julius Baer Group, Ltd.	41,452	1,509
Nestle SA	80,557	4,292
Novartis AG	38,500	2,208
Roche Holding AG	15,812	2,159
Sonova Holding AG	3,393	414
Swatch Group AG (The) Class B	5,104	1,920
Swiss Reinsurance Co., Ltd.	11,789	517
Tyco Electronics, Ltd.	64,750	1,892
UBS AG (Æ)	141,171	2,396
Zurich Financial Services AG	5,053	1,184

		29,686

Taiwan - 0.9%
Hon Hai Precision Industry Co., Ltd. - GDR	70,168	539
Hon Hai Precision Industry Co., Ltd.	189,760	714
HTC Corp.	33,200	753
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	96,255	976

		2,982

	Principal Amount ($) or Shares	Market Value $
Thailand - 0.3%
Bangkok Bank PCL	207,500	1,104

United Kingdom - 19.8%
Aegis Group PLC	755,902	1,467
Anglo American PLC	43,674	1,733
Autonomy Corp. PLC (Æ)	40,780	1,161
Aviva PLC	152,921	958
BAE Systems PLC	279,500	1,503
Barclays PLC	797,701	3,754
BG Group PLC	23,200	408
BP PLC	523,047	3,515
BP PLC - ADR (Ñ)	6,700	276
Bunzl PLC	62,900	750
Burberry Group PLC	52,780	862
Cable & Wireless Worldwide PLC	1,149,700	1,328
Carillion PLC	213,025	1,049
Compass Group PLC	90,723	756
Dairy Crest Group PLC	162,809	948
Diageo PLC	108,891	1,875
Ensco PLC - ADR (Ñ)	24,400	1,091
Hays PLC	236,050	419
Home Retail Group PLC	227,803	737
HSBC Holdings PLC	788,415	7,989
Imperial Tobacco Group PLC	71,947	2,144
International Power PLC	149,687	912
Ladbrokes PLC	98,325	207
National Grid PLC	132,514	1,124
Reckitt Benckiser Group PLC	71,631	3,940
Rolls-Royce Group PLC (Æ)(Å)	83,809	795
Royal Bank of Scotland Group PLC (Æ)	991,298	735
Royal Dutch Shell PLC Class A	169,083	5,109
Sage Group PLC (The)	470,167	2,041
Smith & Nephew PLC	144,960	1,322
Smiths Group PLC	52,867	1,012
Spectris PLC	103,513	1,745
Standard Chartered PLC	91,946	2,638
Tesco PLC	359,207	2,393
Travis Perkins PLC (Æ)	113,950	1,510
Tullow Oil PLC	87,052	1,742
Vodafone Group PLC	1,712,992	4,228
William Hill PLC	79,497	207
WPP PLC	113,520	1,256

		67,639

United States - 1.4%
MercadoLibre, Inc. (Æ)(Ñ)	11,300	816
Philip Morris International, Inc. (Ñ)	44,600	2,498
Synthes, Inc. (Æ)	13,606	1,573

		4,887

Total Common Stocks (cost $284,851)		317,336

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 5.4%
United States - 5.4%
Russell U.S. Cash Management Fund (£)	18,500,604	18,501

Total Short-Term Investments (cost $18,501)		18,501

Other Securities - 5.6%
State Street Securities Lending Quality Trust (×)	19,119,814	19,060

Total Other Securities (cost $19,120)		19,060

Total Investments - 104.0% (identified cost $322,472)		354,897

Other Assets and Liabilities, Net - (4.0%)		(13,754)

Net Assets - 100.0%		341,143

See accompanying notes which are an integral part of this quarterly report.

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC-40 Index (France)	46	EUR	1,707	10/10	(39)
DAX Index (Germany)	9	EUR	1,404	12/10	(10)
EUR STOXX 50 Index (EMU)	130	EUR	3,559	12/10	(86)
FTSE-100 Index (UK)	50	GBP	2,765	12/10	(13)
TOPIX Index (Japan)	78	JPY	644,670	12/10	(6)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(154)

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,029	EUR	760	12/15/10	5
Bank of America	USD	506	GBP	320	12/15/10	(3)
Bank of America	JPY	20,000	USD	238	12/15/10	(1)
Bank of America	JPY	40,000	USD	477	12/15/10	(3)
Barclays Bank PLC	USD	19	CHF	19	10/05/10	—
Barclays Bank PLC	USD	1,400	EUR	1,102	12/15/10	100
Barclays Bank PLC	USD	761	GBP	493	12/15/10	13
Barclays Bank PLC	USD	30	GBP	19	10/05/10	—
Barclays Bank PLC	USD	114	GBP	73	10/05/10	—
BNP Paribas SA	USD	1,401	EUR	1,102	12/15/10	99
BNP Paribas SA	USD	761	GBP	493	12/15/10	13
BNP Paribas SA	USD	1,442	JPY	120,833	12/15/10	6
Brown Brothers Harriman Co.	USD	66	EUR	49	10/01/10	—
Brown Brothers Harriman Co.	USD	211	EUR	155	10/05/10	—
Brown Brothers Harriman Co.	USD	381	EUR	300	12/15/10	28
Brown Brothers Harriman Co.	USD	84	GBP	53	10/04/10	—
Brown Brothers Harriman Co.	USD	66	JPY	5,520	10/01/10	—
Brown Brothers Harriman Co.	USD	8	JPY	665	10/04/10	—
Brown Brothers Harriman Co.	USD	73	JPY	6,103	10/05/10	—
Brown Brothers Harriman Co.	EUR	5	USD	6	10/01/10	—
Brown Brothers Harriman Co.	EUR	92	USD	125	10/04/10	—
Brown Brothers Harriman Co.	SEK	1,248	USD	186	10/04/10	1
Brown Brothers Harriman Co.	SEK	1,280	USD	190	10/04/10	1
Citibank	EUR	200	USD	262	12/15/10	(11)
Credit Suisse First Boston	USD	53	CAD	55	10/05/10	—
Credit Suisse First Boston	USD	144	EUR	106	10/05/10	—
Credit Suisse First Boston	EUR	301	USD	410	10/04/10	—
Deutsche Bank	USD	761	GBP	493	12/15/10	13
Deutsche Bank	USD	1,443	JPY	120,833	12/15/10	6
HSBC	USD	1,400	EUR	1,102	12/15/10	101
HSBC	USD	761	GBP	493	12/15/10	13
HSBC	USD	1,443	JPY	120,833	12/15/10	6
JP Morgan	USD	1,400	EUR	1,102	12/15/10	100
JP Morgan	USD	84	GBP	53	10/01/10	—
JP Morgan	USD	761	GBP	493	12/15/10	12
JP Morgan	USD	1,442	JPY	120,833	12/15/10	6
JP Morgan	SGD	556	USD	423	10/05/10	—
Mellon Bank	USD	761	GBP	493	12/15/10	13
Morgan Stanley	USD	34	EUR	22	10/01/10	(4)
Morgan Stanley	USD	14	GBP	9	10/01/10	—
Morgan Stanley	USD	218	JPY	18,330	10/01/10	2
Royal Bank of Canada	USD	1,401	EUR	1,102	12/15/10	101
Royal Bank of Canada	USD	1,442	JPY	120,833	12/15/10	7
Royal Bank of Scotland	USD	116	SEK	786	10/05/10	—
Royal Bank of Scotland	EUR	96	USD	131	10/04/10	—
Royal Bank of Scotland	EUR	83	USD	112	10/05/10	—
Royal Bank of Scotland	EUR	200	USD	272	12/15/10	—
Royal Bank of Scotland	HKD	732	USD	94	10/05/10	—
Royal Bank of Scotland	GBP	200	USD	316	12/15/10	2
Societe Generale	USD	1,401	EUR	1,102	12/15/10	100
Societe Generale	USD	1,442	JPY	120,833	12/15/10	7
State Street Bank and Trust Company	USD	1	BRL	2	10/01/10	—
State Street Bank and Trust Company	USD	44	BRL	76	10/01/10	—

See accompanying notes which are an integral part of this quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	2	BRL	3	10/05/10	—
State Street Bank and Trust Company	USD	76	BRL	128	10/05/10	—
State Street Bank and Trust Company	USD	782	EUR	600	12/15/10	35
State Street Bank and Trust Company	USD	42	GBP	27	10/05/10	—
State Street Bank and Trust Company	USD	469	GBP	300	12/15/10	2
State Street Bank and Trust Company	USD	584	JPY	50,000	12/15/10	15
State Street Bank and Trust Company	EUR	77	USD	105	10/04/10	—
State Street Bank and Trust Company	EUR	25	USD	34	10/05/10	—
State Street Bank and Trust Company	EUR	200	USD	270	12/15/10	(3)
State Street Bank and Trust Company	EUR	350	USD	460	12/15/10	(17)
State Street Bank and Trust Company	GBP	250	USD	389	12/15/10	(4)
State Street Bank and Trust Company	HKD	677	USD	87	10/04/10	—
State Street Bank and Trust Company	HKD	247	USD	32	10/05/10	—
State Street Bank and Trust Company	JPY	20,000	USD	237	12/15/10	(3)
State Street Bank and Trust Company	JPY	45,000	USD	527	12/15/10	(12)
State Street Bank and Trust Company	THB	280	USD	9	10/01/10	—
UBS	USD	128	GBP	81	10/05/10	—
UBS	USD	34	JPY	2,824	10/05/10	—
UBS	EUR	195	USD	265	10/04/10	—
Westpac Banking Corporation	USD	84	CHF	82	10/01/10	(1)
Westpac Banking Corporation	USD	1	GBP	1	10/01/10	—
Westpac Banking Corporation	USD	239	JPY	20,000	12/15/10	1
Westpac Banking Corporation	EUR	300	USD	391	12/15/10	(17)
Westpac Banking Corporation	GBP	150	USD	234	12/15/10	(1)
Westpac Banking Corporation	JPY	20,000	USD	233	12/15/10	(7)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Contracts						721

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — September 30, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$1,346	$—	$—	$1,346
Austria	322	—	—	322
Belgium	1,993	—	—	1,993
Bermuda	9,659	—	—	9,659
Brazil	7,361	—	—	7,361
Canada	4,803	—	—	4,803
Cayman Islands	1,803	—	—	1,803
China	1,843	—	—	1,843
Czech Republic	593	—	—	593
Denmark	2,539	—	—	2,539
Finland	2,421	—	—	2,421
France	31,012	—	—	31,012
Germany	28,595	—	—	28,595
Hong Kong	4,026	—	—	4,026
India	4,679	—	—	4,679
Indonesia	197	—	—	197
Ireland	1,480	—	—	1,480
Israel	2,361	—	—	2,361
Italy	9,915	—	—	9,915
Japan	43,250	—	—	43,250
Luxembourg	2,147	—	—	2,147
Mexico	285	—	—	285
Netherlands	21,159	—	—	21,159
Norway	2,773	—	—	2,773
Russia	1,399	—	—	1,399
Singapore	7,663	—	—	7,663
South Africa	2,711	—	—	2,711
South Korea	1,090	—	—	1,090
Spain	8,028	—	—	8,028
Sweden	3,585	—	—	3,585
Switzerland	29,686	—	—	29,686
Taiwan	2,982	—	—	2,982
Thailand	1,104	—	—	1,104
United Kingdom	67,639	—	—	67,639
United States	4,887	—	—	4,887
Short-Term Investments	—	18,501	—	18,501
Other Securities	—	19,060	—	19,060

Total Investments	317,336	37,561	—	354,897

Other Financial Instruments
Futures Contracts	(154)	—	—	(154)
Foreign Currency Exchange Contracts	—	721	—	721

Total Other Financial Instruments*	(154)	721	—	567

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22	Non-U.S. Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 92.8%
Asset-Backed Securities - 5.5%
Access Group, Inc. (Ê) Series 2008-1 Class A 1.798% due 10/27/25	777	797
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.556% due 07/25/34	28	21
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 2.506% due 12/25/33	17	14
Series 2005-SD3 Class A 0.656% due 08/25/45	95	89
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.731% due 01/25/34	94	67
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	123	124
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.006% due 02/25/33	90	40
ARES CLO Funds (Ê)(Å) Series 2003-7A Class A1B 0.968% due 05/08/15	467	439
Series 2005-10A Class A3 0.531% due 09/18/17	730	675
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 1.016% due 08/01/16	408	393
Bank of America Credit Card Trust (Ê) Series 2008-A1 Class A1 0.837% due 04/15/13	200	200
Bank of America Student Loan Trust (Ê)(Þ) Series 2010-1A Class A 1.362% due 02/25/43	500	500
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	156
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.731% due 04/29/19	750	665
Brazos Higher Education Authority (Ê) Series 2005-3 Class A14 0.399% due 09/25/23	441	438
Centex Home Equity (Ê) Series 2006-A Class AV4 0.506% due 06/25/36	700	440
Chatham Light CLO, Ltd. (Ê)(Å) Series 2005-2A Class A1 0.704% due 08/03/19	495	461
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.256% due 10/25/37	114	107
Series 2007-1 Class 2A2 1.506% due 10/25/37	130	81
Series 2007-1 Class 2A3 1.706% due 10/25/37	180	90

	Principal Amount ($) or Shares	Market Value $
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2003-HE4 Class A (Þ) 0.666% due 12/25/33	556	458
Series 2006-WFH Class A2 0.356% due 10/25/36	139	139
Series 2007-WFH Class A2B 1.306% due 07/25/37	1,290	710
Series 2007-WFH Class A3 0.406% due 01/25/37	1,045	746
Series 2007-WFH Class A4 0.456% due 01/25/37	840	384
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	727
Series 1999-2 Class A5 6.680% due 12/01/30	893	911
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.856% due 05/25/36	95	16
Series 2004-BC1 Class M1 (Ê) 1.006% due 02/25/34	80	64
Series 2006-11 Class 1AF4 6.300% due 09/25/46	167	59
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.407% due 11/15/36	350	254
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 0.306% due 11/25/36	27	27
Series 2007-FF1 Class A2B 0.346% due 01/25/38	911	543
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	50	33
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	61	36
Goal Capital Funding Trust (Ê)(Þ) Series 2010-1 Class A 0.964% due 08/25/48	294	291
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.526% due 12/25/35	320	289
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.231% due 08/25/33	61	40
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.547% due 01/20/34	167	151
Series 2006-4 Class A3V 0.407% due 03/20/36	800	757
Series 2007-1 Class AS 0.457% due 03/20/36	606	563
Series 2007-3 Class APT 1.457% due 11/20/36	272	247
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.306% due 12/25/36	8	7

Core Bond Fund	23

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 0.406% due 06/28/36	229	98
IXIS Real Estate Capital Trust (Ê) Series 2005-HE1 Class M2 0.991% due 06/25/35	432	408
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2007-CH4 Class A4 0.416% due 05/25/37	1,000	440
Knowledgeworks Foundation (Ê) Series 2010-1 Class A 1.242% due 02/25/42	300	296
Lehman XS Trust (Ê) Series 2005-5N Class 3A1A 0.556% due 11/25/35	329	231
Series 2005-7N Class 1A1A 0.526% due 12/25/35	361	238
Series 2006-16N Class A4A 0.446% due 11/25/46	587	326
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.536% due 10/25/34	5	4
Master Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.731% due 08/25/33	57	38
Series 2005-WMC Class M1 0.676% due 03/25/35	303	302
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.406% due 09/25/33	25	5
Series 2006-HE1 Class A4 0.546% due 01/25/36	1,950	1,075
Series 2007-HE2 Class A2B 0.346% due 01/25/37	1,043	537
Nelnet Student Loan Trust (Ê)(Þ) Series 2010-3A Class A 1.212% due 07/27/48	400	400
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.786% due 02/25/35	215	142
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.806% due 04/25/33	36	17
Series 2003-3 Class M3 3.256% due 06/25/33	23	11
Series 2003-4 Class M2 2.731% due 07/25/33	24	9
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.706% due 09/25/35	210	143
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	134	120
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	61	29

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class AF4 4.934% due 08/25/35	85	72
Series 2006-1 Class AF6 5.746% due 05/25/36	168	121
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	120	120
Series 2003-RS9 Class AI6A 6.110% due 10/25/33	388	370
Residential Asset Securities Corp. Series 2003-KS2 Class MI1 4.800% due 04/25/33	122	77
Series 2003-KS2 Class MI3 6.100% due 04/25/33	50	7
Series 2003-KS4 Class AIIB (Ê) 0.836% due 06/25/33	33	16
Series 2007-KS2 Class AI1 (Ê) 0.326% due 02/25/37	51	49
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.426% due 08/25/36	4	4
SG Mortgage Securities Trust (Ê) Series 2006-OPT Class A3C 0.406% due 10/25/36	1,500	602
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 0.798% due 01/25/15	46	46
Series 2008-7 Class A2 0.998% due 10/25/17	2,800	2,806
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	620	675
Soundview Home Equity Loan Trust (Ê) Series 2005-OPT Class A4 0.556% due 11/25/35	604	574
Structured Asset Securities Corp. (Ê) Series 2006-BC3 Class A2 0.306% due 10/25/36	16	16
Series 2007-BC3 Class 2A2 0.396% due 05/25/47	1,220	815
WG Horizons CLO (Ê)(Å) Series 2006-1A Class A1 0.564% due 05/24/19	800	721

		25,209

Corporate Bonds and Notes - 18.9%
AES Corp. (The) (Ñ)(Þ) 8.750% due 05/15/13	267	271
Agilent Technologies, Inc. 5.500% due 09/14/15	300	337
Alcoa, Inc. 5.375% due 01/15/13	800	851
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	90	96

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	221
Ally Financial, Inc. 7.500% due 12/31/13 (Ñ)	1,900	2,019
7.500% due 09/15/20 (Þ)	100	107
Series UNRE 7.000% due 02/01/12	400	414
Altria Group, Inc. 9.700% due 11/10/18	200	271
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	327
6.000% due 09/13/17	400	456
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	456
American Express Co. 7.000% due 03/19/18	200	241
American General Finance Corp. 6.900% due 12/15/17	300	251
Series MTNI (Ñ) 4.875% due 07/15/12	100	95
American International Group, Inc. (Ñ) 5.600% due 10/18/16	700	714
5.450% due 05/18/17	1,000	1,018
5.850% due 01/16/18	900	932
Amgen, Inc. 6.900% due 06/01/38	1,000	1,294
Anadarko Petroleum Corp. 6.375% due 09/15/17	225	248
Anheuser-Busch InBev Worldwide, Inc. 7.200% due 01/15/14 (Þ)	125	146
4.125% due 01/15/15	225	242
7.750% due 01/15/19 (Þ)	125	162
Appalachian Power Co. Series O 5.650% due 08/15/12	65	70
Arizona Public Service Co. 5.800% due 06/30/14 (Ñ)	100	112
6.250% due 08/01/16	75	87
AT&T, Inc. 4.950% due 01/15/13	200	217
5.500% due 02/01/18	200	232
6.300% due 01/15/38	900	1,017
6.400% due 05/15/38	175	200
BAC Capital Trust XV(Ê) 1.097% due 06/01/56	375	237
Bank of America Corp. 5.625% due 10/14/16	115	124
6.000% due 09/01/17	335	363
5.750% due 12/01/17	140	150
5.625% due 07/01/20	125	132
Bank of America NA Series BKNT 0.572% due 06/15/16 (Ê)	200	178
6.100% due 06/15/17	175	187

	Principal Amount ($) or Shares	Market Value $
BankAmerica Capital III (Ê) Series * 0.859% due 01/15/27	350	248
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12	600	663
7.250% due 02/01/18	445	542
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	450	452
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	255
Boston Scientific Corp. 4.500% due 01/15/15	125	128
6.000% due 01/15/20	100	107
7.000% due 11/15/35	63	64
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	30
6.750% due 03/15/29	10	12
Capital One Capital III 7.686% due 08/15/36	100	102
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	108
Cellco Partnership / Verizon Wireless Capital LLC 5.250% due 02/01/12	700	741
8.500% due 11/15/18	175	238
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	58
Chase Capital III (Ê) Series C
0.847% due 03/01/27	295	224
CHS/Community Health Systems, Inc. (Ñ) 8.875% due 07/15/15	335	356
Chubb Corp. 6.375% due 03/29/67	175	172
CIT Group, Inc. 7.000% due 05/01/13	156	157
7.000% due 05/01/14 (Ñ)	85	84
7.000% due 05/01/15 (Ñ)	285	283
7.000% due 05/01/16 (Ñ)	141	139
7.000% due 05/01/17	198	193
Citigroup Capital XXI (Ñ) 8.300% due 12/21/57	500	525
Citigroup, Inc. 5.500% due 08/27/12	200	213
5.625% due 08/27/12	200	211
5.500% due 04/11/13	700	751
5.850% due 07/02/13	100	108
2.384% due 08/13/13 (Ê)	100	101
6.375% due 08/12/14	150	167
5.000% due 09/15/14	400	415
4.700% due 05/29/15 (Ñ)	50	52
5.850% due 08/02/16 (Ñ)	55	59
6.000% due 08/15/17	850	919
6.125% due 11/21/17	405	442
5.375% due 08/09/20 (Ñ)	250	259
6.125% due 08/25/36	300	292
6.875% due 03/05/38	600	670
8.125% due 07/15/39	165	208

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Columbus Southern Power Co. Series C
5.500% due 03/01/13	10	11
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	100	141
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	200
Comcast Holdings Corp. 10.625% due 07/15/12	125	144
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A
6.545% due 02/02/19	190	198
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A
5.983% due 04/19/22	147	152
Continental Airlines 2009-1 Pass Through Trust 9.000% due 07/08/16	240	273
Countrywide Financial Corp. (Ñ) Series MTN
5.800% due 06/07/12	100	106
COX Communications, Inc. (Þ) 5.875% due 12/01/16	75	87
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	45	50
DCP Midstream LLC (Þ) 9.750% due 03/15/19	100	133
Dell, Inc. 4.700% due 04/15/13	400	436
Delta Air Lines, Inc. (Þ) 9.500% due 09/15/14	382	414
Developers Diversified Realty Corp. 7.500% due 04/01/17	175	182
Discover Bank Series BKNT 8.700% due 11/18/19	250	295
DISH DBS Corp. 7.125% due 02/01/16	125	131
Dow Chemical Co. (The) 7.600% due 05/15/14	300	350
Dynegy Roseton / Danskammer Pass Through Trust Series B (Ñ)
7.670% due 11/08/16	700	649
Edison Mission Energy (Ñ) 7.000% due 05/15/17	675	488
El Paso Corp. (Ñ) Series GMTN
8.050% due 10/15/30	200	208
El Paso Natural Gas Co. 7.500% due 11/15/26	100	112
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	75	81
Energy Transfer Partners, LP 5.950% due 02/01/15	300	333

	Principal Amount ($) or Shares	Market Value $
Enterprise Products Operating LLC 6.650% due 04/15/18	250	296
Series A
8.375% due 08/01/66	100	104
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	500	494
7.200% due 07/15/48	300	287
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,308
Fifth Third Bank (Ê) Series BKNT 0.479% due 05/17/13	250	239
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	138
FirstEnergy Corp. (Ñ) Series B 6.450% due 11/15/11	12	13
Ford Motor Credit Co. LLC 7.500% due 08/01/12	1,000	1,062
FPL Energy Wind Funding LLC (Þ) 6.876% due 06/27/17	235	228
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	300	335
General Electric Capital Corp. 1.239% due 05/22/13 (Ê)	75	75
5.900% due 05/13/14 (Ñ)	350	396
5.625% due 05/01/18	230	255
4.375% due 09/16/20	300	301
5.875% due 01/14/38	300	305
6.375% due 11/15/67	1,900	1,895
Series EMTN (Ê)
0.595% due 03/20/14	400	379
Series GMTN
2.000% due 09/28/12	1,400	1,439
2.625% due 12/28/12	690	719
General Electric Co. 5.250% due 12/06/17	250	281
Goldman Sachs Group, Inc. (The) 1.057% due 12/05/11 (Ê)	1,020	1,030
4.750% due 07/15/13	350	376
6.000% due 05/01/14 (Ñ)	150	167
6.250% due 09/01/17	600	672
6.150% due 04/01/18	150	166
7.500% due 02/15/19	550	654
6.000% due 06/15/20	285	313
6.750% due 10/01/37	800	832
Series MTNB (Ê)
0.913% due 07/22/15	100	94
HCA, Inc. 8.500% due 04/15/19	300	335
7.875% due 02/15/20	125	137
HCP, Inc. 6.700% due 01/30/18	425	468
Health Care REIT, Inc. 4.700% due 09/15/17	400	404
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	758

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Historic TW, Inc. 8.050% due 01/15/16	195	239
Hospira, Inc. 5.600% due 09/15/40	150	155
HSBC Bank USA NA 4.875% due 08/24/20	600	626
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	275	305
International Lease Finance Corp. (Þ) 6.500% due 09/01/14	720	772
6.750% due 09/01/16	100	107
International Paper Co. 7.950% due 06/15/18	75	91
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	102
JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	170	188
6.000% due 01/15/18	200	228
Series 1 (Æ)(ƒ)
7.900% due 04/29/49	300	321
JPMorgan Chase Bank NA Series BKNT
5.875% due 06/13/16	70	79
6.000% due 10/01/17	570	647
JPMorgan Chase Capital XIII (Ê) Series M 1.239% due 09/30/34	480	362
JPMorgan Chase Capital XXI (Ê) Series U 1.416% due 02/02/37	335	240
JPMorgan Chase Capital XXIII (Ê) 1.376% due 05/15/47	545	392
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	640	736
Kinder Morgan Energy Partners, LP (Ñ) 5.950% due 02/15/18	700	791
Kraft Foods, Inc. 6.125% due 02/01/18	200	236
6.125% due 08/23/18	125	148
5.375% due 02/10/20 (Ñ)	700	782
6.500% due 02/09/40	175	205
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	129
Lehman Brothers Holdings, Inc. (Ø) 5.625% due 01/24/13	200	46
6.200% due 09/26/14	200	44
Liberty Property, LP 4.750% due 10/01/20	275	277
Life Technologies Corp. 6.000% due 03/01/20	145	164
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	81
MBNA Capital B (Ê) Series B 1.266% due 02/01/27	985	691
MBNA Corp. 6.125% due 03/01/13	200	217

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	100	107
6.050% due 05/16/16	300	319
6.400% due 08/28/17	325	356
6.875% due 04/25/18	725	813
MetLife, Inc. 6.125% due 12/01/11 (Ñ)	205	217
4.750% due 02/08/21	350	371
6.400% due 12/15/36	100	94
Series A
6.817% due 08/15/18	200	241
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	200	222
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	151	155
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	282	302
Morgan Stanley 5.375% due 10/15/15	500	537
0.975% due 10/18/16 (Ê)	435	382
5.450% due 01/09/17	225	237
6.250% due 08/28/17	100	109
5.950% due 12/28/17	125	134
6.625% due 04/01/18	450	499
7.300% due 05/13/19	100	115
5.625% due 09/23/19	100	104
5.500% due 07/24/20 (Ñ)	425	438
Series GMTN (Ê) 2.876% due 05/14/13	200	204
National City Bank (Ê) Series BKNT 0.663% due 06/07/17	700	628
NBC Universal, Inc. (Å) 4.375% due 04/01/21	300	304
Nevada Power Co. Series L 5.875% due 01/15/15	100	115
News America Holdings, Inc. 7.900% due 12/01/95	90	111
8.250% due 10/17/96	20	25
NGPL PipeCo LLC (Ñ)(Þ) 6.514% due 12/15/12	200	213
Nisource Finance Corp. 10.750% due 03/15/16	100	132
6.400% due 03/15/18	145	168
6.125% due 03/01/22 (Ñ)	335	379
North American Development Bank 4.375% due 02/11/20	400	434
Oncor Electric Delivery Co. LLC (Ñ) 6.800% due 09/01/18	550	674
Oracle Corp. (Þ) 5.375% due 07/15/40	1,700	1,828
Panhandle Eastern Pipeline Co., LP (Ñ) 8.125% due 06/01/19	450	545
Philip Morris International, Inc. 6.375% due 05/16/38	100	123

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PNC Bank NA Series BKNT 6.875% due 04/01/18	175	206
Progress Energy, Inc. 5.625% due 01/15/16 (Ñ)	40	46
7.050% due 03/15/19	200	248
ProLogis (Ñ) 1.875% due 11/15/37	150	141
Prudential Financial, Inc. 3.875% due 01/14/15	375	394
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	550	697
Public Service Co. of New Mexico 7.950% due 05/15/18	260	287
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	125	117
Pulte Group, Inc. 5.250% due 01/15/14	1,000	1,003
Qwest Corp. 7.625% due 06/15/15	100	114
8.375% due 05/01/16	175	207
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	66
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	299	311
Rensselaer Polytechnic Institute 5.600% due 09/01/20	325	360
Sabine Pass LNG, LP 7.250% due 11/30/13	730	704
7.500% due 11/30/16 (Ñ)	65	59
Simon Property Group, LP 6.100% due 05/01/16	130	151
5.650% due 02/01/20	275	307
4.375% due 03/01/21	100	101
SLM Corp. (Ñ) Series MTNA 5.000% due 04/15/15	1,800	1,726
Southern Union Co. 7.200% due 11/01/66	740	668
Sprint Capital Corp. 8.375% due 03/15/12	125	134
State Street Capital Trust III (ƒ)(Ñ) 8.250% due 01/29/49	200	205
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	155
Target Corp. 5.125% due 01/15/13	400	437
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	238
7.500% due 04/01/17	75	88
8.375% due 06/15/32	100	121
Time Warner, Inc. 5.875% due 11/15/16	400	466
Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	156

	Principal Amount ($) or Shares	Market Value $
UAL 2009-1 Pass Through Trust 10.400% due 11/01/16	97	109
Union Electric Co. 6.400% due 06/15/17	205	241
Union Pacific Corp. (Ñ) 5.700% due 08/15/18	400	466
UnitedHealth Group, Inc. 4.875% due 02/15/13	200	215
6.000% due 06/15/17	3	4
6.500% due 06/15/37	45	52
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	450	575
6.125% due 02/01/20	100	109
Wachovia Corp. 5.625% due 10/15/16	100	111
5.750% due 02/01/18 (Ñ)	500	570
WEA Finance LLC/WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	205	239
6.750% due 09/02/19	95	113
Wells Fargo & Co. (Ñ) 5.625% due 12/11/17	300	342
Series K (ƒ) 7.980% due 03/29/49	3,300	3,473
Whirlpool Corp. 8.000% due 05/01/12	25	27
8.600% due 05/01/14	75	89
Williams Cos., Inc. (The) 7.875% due 09/01/21	516	627
8.750% due 03/15/32	175	219
Windstream Corp. 8.625% due 08/01/16	125	132
ZFS Finance USA Trust I (Þ) 6.150% due 12/15/65	200	197
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	300	285

		86,496

International Debt - 9.3%
Achmea Hypotheekbank NV (Þ) 3.200% due 11/03/14	900	957
AK Transneft OJSC Via TransCapitalInvest, Ltd.(Þ) 8.700% due 08/07/18	100	123
Anglo American Capital PLC (Þ) 9.375% due 04/08/14	100	123
9.375% due 04/08/19	100	135
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	600	667
ArcelorMittal 6.125% due 06/01/18	175	189
AstraZeneca PLC 5.900% due 09/15/17	100	120
Bank of Montreal (Þ) 2.850% due 06/09/15	100	105
Bank of Nova Scotia (Þ) 1.450% due 07/26/13	1,400	1,415

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Barclays Bank PLC 5.450% due 09/12/12	1,300	1,408
6.050% due 12/04/17 (Þ)	200	217
BAT International Finance PLC (Þ) 9.500% due 11/15/18	150	204
BBVA Bancomer SA (Þ) 7.250% due 04/22/20	300	322
BM&FBovespa SA (Þ) 5.500% due 07/16/20	100	106
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	300	282
Bolivarian Republic of Venezuela 9.000% due 05/07/23	80	54
8.250% due 10/13/24	40	26
BP Capital Markets PLC 5.250% due 11/07/13 (Ñ)	175	191
3.875% due 03/10/15	150	156
4.500% due 10/01/20	150	153
BRFkredit AS (Þ) 2.050% due 04/15/13	1,200	1,230
Canadian Imperial Bank (Þ) 2.000% due 02/04/13	500	513
2.600% due 07/02/15	200	208
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	108
Cie de Financement Foncier (Þ) 1.625% due 07/23/12	600	602
2.125% due 04/22/13	200	204
Corp. Nacional del Cobre de Chile (Þ) 7.500% due 01/15/19	200	254
Covidien International Finance SA 4.200% due 06/15/20	175	187
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	150	160
Credit Suisse NY 6.000% due 02/15/18	770	850
CSN Islands XI Corp. (Þ) 6.875% due 09/21/19	200	220
Danske Bank A/S (Þ) 2.500% due 05/10/12	500	512
Deutsche Bank AG 6.000% due 09/01/17	600	692
Dexia Credit Local SA (Ê)(Þ) 0.961% due 04/29/14	500	498
Dolphin Energy, Ltd. (Þ) 5.888% due 06/15/19	125	135
Electricite De France (Þ) 5.500% due 01/26/14	200	226
6.500% due 01/26/19	200	244
6.950% due 01/26/39	200	261
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	108
Enel Finance International SA (Þ) 6.250% due 09/15/17	300	340
5.125% due 10/07/19	175	186
Export-Import Bank of Korea 5.875% due 01/14/15	700	782

	Principal Amount ($) or Shares	Market Value $
FIH Erhvervsbank A/S (Þ) 2.450% due 08/17/12	500	513
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	58	63
HBOS PLC (Þ) Series GMTN 6.750% due 05/21/18	825	829
HSBC Bank USA Series CLN Zero coupon due 08/15/40	590	408
HSBC Holdings PLC 6.500% due 05/02/36	100	111
6.500% due 09/15/37	100	112
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	425
Israel Government AID Bond 5.500% due 09/18/33	400	482
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	60	65
Landwirtschaftliche Rentenbank 1.875% due 09/24/12	1,700	1,739
Series GMTN
5.250% due 07/02/12	700	754
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12	400	413
Lloyds TSB Bank PLC(Å) 6.500% due 09/14/20	200	202
Macquarie Bank, Ltd. (Þ) 3.300% due 07/17/14	1,000	1,066
Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	117
Mexico Government International Bond 6.050% due 01/11/40	260	298
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	900	1,023
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	200
National Australia Bank, Ltd.(Þ) 5.350% due 06/12/13	800	877
Nexen, Inc. 7.500% due 07/30/39	25	31
Noble Group, Ltd. (Þ) 6.750% due 01/29/20	100	108
Petro-Canada 6.050% due 05/15/18	100	116
Petrobras International Finance Co. - Pifco (Ñ) 7.875% due 03/15/19	800	998
Petroleos Mexicanos 8.000% due 05/03/19	320	397
Province of Ontario Canada 4.100% due 06/16/14	400	439
Qatar Government International Bond (Þ) 5.250% due 01/20/20	520	572

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Å)	250	279
Series REGS (Ñ)
6.750% due 09/30/19	300	358
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	100
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (ƒ)(Þ)	300	243
Series 1 (ƒ)
9.118% due 03/31/49	300	295
Royal Bank of Scotland PLC (The) 3.000% due 12/09/11 (Þ)	400	411
1.500% due 03/30/12 (Þ)	1,200	1,212
2.625% due 05/11/12 (Þ)	300	308
4.875% due 08/25/14 (Þ)	1,000	1,061
5.625% due 08/24/20	200	210
Russia Government International Bond Series REGS 7.500% due 03/31/30	107	128
RZD Capital, Ltd. 5.739% due 04/03/17	500	526
Santander US Debt SA Unipersonal (Å) 2.991% due 10/07/13	400	399
Stadshypotek AB (Å) 1.450% due 09/30/13	800	801
State of Qatar 5.150% due 04/09/14	100	109
Suncor Energy, Inc. 6.100% due 06/01/18	100	117
Swedbank AB (Þ)(Ñ) 3.000% due 12/22/11	500	514
2.800% due 02/10/12	100	103
2.900% due 01/14/13	100	104
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	1,000	1,034
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	33	34
Teck Resources, Ltd. 10.750% due 05/15/19	200	252
Telecom Italia Capital SA 7.200% due 07/18/36	225	242
Telemar Norte Leste SA (Þ) 5.500% due 10/23/20	125	127
Toronto-Dominion Bank (The) (Þ) 2.200% due 07/29/15	500	507
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	210
Transocean, Inc. 6.500% due 11/15/20	300	327
UBS AG 5.850% due 12/31/17 (Å)	270	150
Series DPNT 5.875% due 12/20/17	400	453
5.750% due 04/25/18	100	113
US Bank National Associtaion 4.375% due 02/28/17	100	135

	Principal Amount ($) or Shares	Market Value $
Vale Overseas, Ltd. 5.625% due 09/15/19	400	441
Venezuela Government International Bond 5.750% due 02/26/16	210	146
WCI Finance LLC / WEA Finance LLC (Þ) 5.400% due 10/01/12	75	80
Wells Fargo & Co. 0.933% due 03/23/16	400	516
Westpac Banking Corp. (Þ) 3.250% due 12/16/11	300	309
1.900% due 12/14/12 (Ñ)	800	818
3.585% due 08/14/14	700	752
Westpac Securities NZ, Ltd. (Ñ)(Þ) 2.500% due 05/25/12	100	102
White Nights Gazprom 10.500% due 03/08/14	200	240
10.500% due 03/25/14	300	360
Xstrata Canada Corp. 6.000% due 10/15/15	45	50

		42,507

Loan Agreements - 0.6%
Adam Aircraft Term Loan (Å)(Ø) 15.290% due 05/01/12	49	—
CIT Bank Term Loan 6.250% due 08/11/15	1,000	1,007
HCA, Inc., Term Loan (Å)(Ê) 1.789% due 11/17/12	507	490
Kelson Holdings, Inc., 1st Lien Term Loan (Ê) 3.539% due 03/08/13	1,000	987

		2,484

Mortgage-Backed Securities - 41.6%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,883	1,762
Adjustable Rate Mortgage Trust Series 2004-5 Class 2A1 3.080% due 04/25/35	54	49
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.446% due 08/25/37	1,060	772
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 2.678% due 02/25/45	74	64
Banc of America Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	537	563
Series 2005-2 Class A4 4.783% due 07/10/43	315	329
Series 2006-1 Class A4
5.372% due 09/10/45	280	304
Series 2006-2 Class A4 (Ê)
5.740% due 05/10/45	200	219

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-4 Class A4
5.634% due 07/10/46	500	541
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 2.893% due 05/25/35	89	88
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	432
Series 2006-A Class 4A1 (Ê) 5.520% due 02/20/36	364	274
Series 2006-I Class 5A1 (Ê) 6.065% due 10/20/46	1,436	1,286
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	7	7
Series 2004-11 Class 2A1 5.750% due 01/25/35	238	246
Series 2005-H Class 2A5 (Ê) 3.179% due 09/25/35	220	176
Series 2006-2 Class A15 6.000% due 07/25/46	112	108
Series 2006-B Class 1A1 (Ê) 4.110% due 10/20/46	74	43
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.961% due 04/25/33	28	27
Series 2003-8 Class 4A1 3.349% due 01/25/34	74	71
Series 2004-9 Class 22A1 (Ê) 3.691% due 11/25/34	48	46
Series 2005-2 Class A1 (Ê) 2.760% due 03/25/35	815	777
Series 2007-3 Class 1A1 5.347% due 05/25/47	285	218
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.848% due 05/25/35	169	132
Series 2005-7 Class 22A1 2.984% due 09/25/35	81	61
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 2.650% due 12/25/35	50	48
Series 2006-AR7 Class 1A4A 5.548% due 11/25/36	652	500
Series 2007-AR8 Class 2A1A 5.815% due 07/25/37	851	632
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.396% due 07/15/44	340	374
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	207
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	208
Series 2007-C9 Class A4 5.815% due 12/10/49	360	392

	Principal Amount ($) or Shares	Market Value $
Countrywide Alternative Loan Trust Series 2005-32T Class A7 (Ê) 0.506% due 08/25/35	49	44
Series 2005-48T Class A6 5.500% due 11/25/35	897	667
Series 2006-36T Class 1A9 (Ê) 1.156% due 12/25/36	288	150
Series 2006-OA1 Class A1 (Ê) 0.437% due 02/20/47	689	387
Series 2006-OA1 Class A2 (Ê) 0.446% due 10/25/46	1,636	990
Series 2007-15C Class A5 5.750% due 07/25/37	702	526
Series 2007-J2 Class 2A1 6.000% due 07/25/37	198	155
Series 2007-OA1 Class A1A (Ê) 1.750% due 11/25/47	905	462
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 (Ê) 3.325% due 02/19/34	117	106
Series 2004-22 Class A3 (Ê) 3.466% due 11/25/34	158	137
Series 2004-HYB Class 1A1 (Ê) 3.172% due 02/20/35	260	227
Series 2005-1 Class 2A1 (Ê) 0.546% due 03/25/35	1,584	879
Series 2005-3 Class 1A2 (Ê) 0.546% due 04/25/35	24	15
Series 2005-HYB Class 3A2A (Ê) 4.669% due 02/20/36	50	39
Series 2007-1 Class A1 6.000% due 03/25/37	1,469	1,299
Series 2007-2 Class A2 6.000% due 03/25/37	2,100	1,828
Series 2007-4 Class 1A10 6.000% due 05/25/37	2,000	1,638
Series 2007-HY1 Class 1A2 5.535% due 04/25/37	68	12
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	347	314
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	498	372
Series 2006-C2 Class A3 5.846% due 03/15/39	100	106
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 2.012% due 08/25/35	465	245
Series 2007-OA1 Class A1 (Ê) 0.406% due 02/25/47	2,316	1,258
Series 2007-OA2 Class A1 (Ê) 1.140% due 04/25/47	1,265	777
Fannie Mae 2.961% due 2017 (Ê)	28	28

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2017	30	33
4.000% due 2018	464	492
4.500% due 2018	121	129
6.000% due 2019	236	256
5.500% due 2020	121	131
6.000% due 2020	292	316
5.500% due 2021	189	203
5.500% due 2022	246	265
5.500% due 2023	250	270
4.500% due 2025	1,302	1,374
6.000% due 2026	500	542
6.000% due 2027	264	286
6.000% due 2028	20	22
5.500% due 2029	26	28
6.000% due 2032	280	308
5.000% due 2033	120	128
5.500% due 2033	18	19
6.000% due 2033	14	15
5.000% due 2034	873	926
5.500% due 2034	635	684
5.500% due 2035	6	6
3.909% due 2036 (Ê)	284	286
5.500% due 2037	531	566
6.000% due 2037	644	700
5.500% due 2038	2,970	3,187
6.000% due 2038	1,257	1,366
4.500% due 2039	2,714	2,863
5.000% due 2039	1,776	1,899
4.500% due 2040	5,586	5,843
5.000% due 2040	290	311
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	163	22
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	410	39
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	453	43
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	617	92
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	114	15
Series 2010-95 Class S (Ê) Interest Only STRIP 6.344% due 09/25/40	3,340	531
15 Year TBA (Ï) 3.500%	15,150	15,601
30 Year TBA (Ï)
3.500%	1,000	1,007
4.500%	12,000	12,495
5.500%	7,000	7,441
6.000%	4,000	4,291
6.500%	11,000	11,993

	Principal Amount ($) or Shares	Market Value $
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	66	77
Series 2003-32 Class FH (Ê) 0.656% due 11/25/22	144	145
Series 2003-35 Class FY (Ê) 0.656% due 05/25/18	217	218
Series 2005-79 Class FC (Ê) 0.556% due 02/25/22	15	15
Series 2006-27 Class SH (Ê) Interest Only STRIP 6.444% due 04/25/36	3,232	494
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	19	19
Series 2007-30 Class AF (Ê) 0.566% due 04/25/37	112	112
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	29	33
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 1.586% due 02/25/45	23	24
Freddie Mac 6.000% due 2016	13	14
5.000% due 2018	195	208
5.000% due 2019	369	394
5.000% due 2020	339	362
2.813% due 2030 (Ê)	1	1
5.000% due 2035	1,228	1,298
5.952% due 2036 (Ê)	3	3
5.306% due 2037 (Ê)	241	257
5.500% due 2037	1,130	1,195
5.668% due 2037 (Ê)	15	16
5.744% due 2037 (Ê)	3	3
5.810% due 2037 (Ê)	4	4
5.826% due 2037 (Ê)	4	4
5.971% due 2037 (Ê)	2	2
6.000% due 2037	1,004	1,098
5.000% due 2038	74	79
5.500% due 2038	5,237	5,644
6.000% due 2038	6,471	7,038
4.500% due 2039	3,532	3,718
5.000% due 2039	3,007	3,209
6.000% due 2039	98	108
4.500% due 2040	2,000	2,082
5.000% due 2040	1,172	1,254
Freddie Mac REMICS Series 2000-226 Class F (Ê) 0.707% due 11/15/30	10	10
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	63	3
Series 2007-330 Class GL (Ê)(Å) Zero coupon due 04/15/37	4	4
Series 2007-333 Class BF (Ê) 0.406% due 07/15/19	162	161

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-333 Class FT (Ê) 0.406% due 08/15/19	334	333
Ginnie Mae I 6.000% due 2029	8	9
6.500% due 2037	592	651
6.500% due 2038	2,029	2,235
4.500% due 2039	1,840	1,940
5.500% due 2039	169	182
6.500% due 2039	803	885
30 Year TBA (Ï) 4.000%	12,125	12,522
Ginnie Mae II (Ê) 3.375% due 2026	122	126
3.625% due 2027	8	8
2.750% due 2032	44	45
Government National Mortgage Association (Ê) Series 2000-29 Class F 0.757% due 09/20/30	13	13
Series 2007-26 Class SD Interest Only STRIP 6.543% due 05/16/37	3,122	414
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class A4 4.948% due 01/11/35	685	728
Series 2004-GG1 Class A7 5.317% due 06/10/36	465	510
Series 2006-GG7 Class A4 6.080% due 07/10/38	1,105	1,211
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	332
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	345
Series 2006-GG8 Class AAB 5.535% due 11/10/39	200	218
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 (Ê) 5.196% due 11/25/35	174	169
Series 2006-2F Class 3A3 6.000% due 02/25/36	796	633
Series 2006-3F Class 2A3 5.750% due 03/25/36	435	384
Series 2006-8F Class 4A17 6.000% due 09/25/36	572	478
Series 2007-AR1 Class 1A1 (Ê) 3.278% due 03/25/37	1,733	1,102
Harborview Mortgage Loan Trust Series 2005-3 Class 2A1A (Ê) 0.497% due 06/19/35	1,422	924
Series 2005-4 Class 3A1 2.956% due 07/19/35	124	100
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class A1 5.090% due 09/25/35	528	403
Series 2006-AR3 Class 2A1A (Ê) 0.426% due 01/25/37	564	293

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR5 Class 1A1 5.177% due 05/25/37	665	347
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.465% due 11/15/35	675	702
Series 2004-LN2 Class A1 4.475% due 07/15/41	243	249
Series 2005-LDP Class A3A1 4.871% due 10/15/42	210	213
Series 2005-LDP Class A4 4.918% due 10/15/42	325	350
5.363% due 12/15/44	390	429
Series 2006-CB1 Class A4 5.552% due 05/12/45	220	238
Series 2006-LDP Class A3B 5.447% due 05/15/45	250	265
Series 2006-LDP Class A4 6.062% due 04/15/45	650	721
5.399% due 05/15/45	290	312
Series 2007-CB1 Class A4 5.440% due 06/12/47	1,200	1,258
5.932% due 02/12/49	340	373
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	105
Series 2007-LDP Class A3 5.420% due 01/15/49	700	728
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.022% due 02/25/35	70	71
Series 2005-A5 Class TA1 5.428% due 08/25/35	606	619
Series 2005-S3 Class 1A2 5.750% due 01/25/36	100	91
Series 2007-A1 Class 2A2 (Ê) 3.309% due 07/25/35	437	411
Series 2007-A4 Class 3A1 5.877% due 06/25/37	2,332	2,079
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,490	1,410
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 5.156% due 02/15/31	1,500	1,632
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	301	256
Series 2006-8 Class 2A1 (Ê) 0.676% due 12/25/36	668	366
Series 2007-8 Class 3A1 7.250% due 09/25/37	810	460
Lehman XS Trust (Ê) Series 2007-7N Class 1A2 0.496% due 06/25/47	808	399
MASTR Alternative Loans Trust Series 2003-4 Class B1 5.726% due 06/25/33	152	105
Series 2004-10 Class 5A6 5.750% due 09/25/34	161	161

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.737% due 06/15/30	115	112
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.326% due 06/15/22	444	426
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.466% due 02/25/36	83	65
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	100
MLCC Mortgage Investors, Inc. (Ê) Series 2005-3 Class 5A 0.506% due 11/25/35	51	45
Morgan Stanley Capital I Series 2005-HQ6 Class A4A 4.989% due 08/13/42	740	803
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	415	439
Series 2006-HQ1 Class A4 5.328% due 11/12/41	130	139
Series 2006-HQ9 Class A4 5.731% due 07/12/44	295	326
Series 2007-T27 Class A4 5.802% due 06/11/42	675	749
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.656% due 02/25/34	20	18
Residential Accredit Loans, Inc. Series 2005-QO5 Class A1 (Ê) 1.370% due 01/25/46	1,769	992
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	421	365
Series 2007-QH9 Class A1 6.374% due 11/25/37	863	424
Series 2007-QO4 Class A1 (Ê) 0.456% due 05/25/47	1,431	847
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.706% due 02/25/34	166	153
Series 2005-A10 Class A3 5.500% due 09/25/35	351	278
Series 2006-A9C Class A6 6.000% due 09/25/36	269	154
Residential Funding Mortgage Securities I (Ê) Series 2005-SA4 Class 2A1 3.205% due 09/25/35	452	356
Series 2006-SA4 Class 2A1 6.069% due 11/25/36	295	221
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 0.607% due 10/19/26	48	41
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 (Ê) 2.716% due 09/25/34	49	45

	Principal Amount ($) or Shares	Market Value $
Series 2004-16 Class 3A1 (Ê) 2.644% due 11/25/34	189	169
Series 2006-12 Class 2A1 5.705% due 01/25/37	639	487
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.507% due 07/19/35	141	130
Series 2006-AR2 Class A1 0.486% due 02/25/36	461	264
Series 2006-AR8 Class A1A 0.456% due 10/25/36	637	377
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.624% due 04/25/37	3,300	2,773
Thornburg Mortgage Securities Trust (Ê) Series 2006-5 Class A1 0.376% due 10/25/46	580	576
Series 2006-6 Class A1 0.366% due 11/25/46	82	79
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (Ê) 5.374% due 10/15/44	1,000	1,103
Washington Mutual Alternative Mortgage Pass-Through Certificates (Ê) Series 2007-OA1 Class 2A 1.073% due 12/25/46	598	247
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR1 Class A1A1 (Ê) 0.546% due 10/25/45	28	23
0.526% due 12/25/45	340	281
Series 2005-AR6 Class B3 (Ê)(Å) 0.916% due 04/25/45	190	11
Series 2006-AR2 Class 1A1 5.200% due 03/25/37	493	404
Series 2007-HY3 Class 4B1 5.178% due 03/25/37	124	8
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	267	249
Series 2006-6 Class 1A22 (Ê) 6.000% due 05/25/36	1,300	1,196
Series 2006-AR1 Class 1A7 5.781% due 10/25/36	1,700	1,513
Series 2006-AR1 Class 4A1 (Ê) 5.468% due 07/25/36	56	45
Series 2006-AR1 Class A1 (Ê) 5.073% due 10/25/36	1,173	991
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	214	189
Series 2007-8 Class 1A16 6.000% due 07/25/37	243	220

		189,923

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Municipal Bonds - 1.7%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40		400	432
City of New York New York General Obligation Unlimited 6.246% due 06/01/35		1,100	1,161
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45		100	111
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35		100	112
Los Angeles Unified School District General Obligation Unlimited (µ) 4.500% due 07/01/22		400	421
Missouri Higher Education Loan Authority Revenue Bonds (Ê) Series 2010-1 Class A1 1.268% due 11/26/32		940	946
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39		100	109
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40		1,000	1,106
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	107
State of California General Obligation Unlimited 7.500% due 04/01/34		425	462
7.950% due 03/01/36		110	118
5.650% due 04/01/39 (Ê)		100	108
7.550% due 04/01/39		655	712
7.625% due 03/01/40		400	440
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		100	103
7.350% due 07/01/35		550	577
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43		400	404
University of California Revenue Bonds 6.270% due 05/15/31		400	419

			7,848

Non-US Bonds - 1.7%
ARGENTINA REP Zero coupon due 12/15/35	EUR	1,450	211
Canadian Government Bond 2.500% due 09/01/13	CAD	400	399
2.000% due 12/01/14	CAD	1,000	979
FCE Bank plc 7.125% due 01/15/13	EUR	600	851
Federative Republic of Brazil 12.500% due 01/05/22	BRL	300	218
10.250% due 01/10/28	BRL	1,400	924
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	279
Hellas Telecommunications Luxembourg V (Ê)(Å) Series REGS 4.835% due 10/15/12	EUR	126	55

	Principal Amount ($) or Shares		Market Value $
Impress Holdings BV (Ê) Series REGS 3.960% due 09/15/13	EUR	125	170
Mexican Bonos Series M 20 10.000% due 12/05/24	MXN	6,000	633
Series MI10 9.000% due 12/20/12	MXN	8,800	753
Morgan Stanley (Ê) 1.029% due 03/01/13	EUR	600	777
Province of Ontario Canada 4.700% due 06/02/37	CAD	400	417
4.600% due 06/02/39	CAD	100	103
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	100	138
South Africa Government Bond Series R186 10.500% due 12/21/26	ZAR	5,130	902

			7,809

United States Government Agencies - 1.6%
Federal Home Loan Banks 4.500% due 09/13/19		1,100	1,247
Federal Home Loan Mortgage Corp. 1.750% due 09/10/15		900	909
Federal National Mortgage Association 0.276% due 08/23/12 (Ê)		855	855
0.420% due 09/13/12 (Ê)		1,455	1,456
1.125% due 09/30/13		100	101
1.625% due 10/26/15		100	100
Freddie Mac 5.000% due 11/13/14		2,200	2,524
Tennessee Valley Authority 4.625% due 09/15/60		200	208

			7,400

United States Government Treasuries - 11.6%
United States Treasury Inflation Indexed Bonds 3.000% due 07/15/12		728	773
2.000% due 01/15/16		1,058	1,159
2.375% due 01/15/25		1,810	2,081
2.000% due 01/15/26		110	121
2.375% due 01/15/27		1,946	2,246
2.500% due 01/15/29		1,015	1,198
3.375% due 04/15/32		860	1,161
2.125% due 02/15/40		1,014	1,133
United States Treasury Principal Principal Only STRIP Zero coupon due 05/15/21		100	73
Zero coupon due 11/15/21		1,938	1,388
United States Treasury Notes 0.625% due 06/30/12		2,900	2,912
2.500% due 04/30/15 (Ñ)		700	742
1.875% due 06/30/15		4,240	4,369
1.750% due 07/31/15		2,395	2,453

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.250% due 09/30/15	925	924
9.250% due 02/15/16	400	563
2.375% due 03/31/16	4,170	4,372
2.750% due 11/30/16	1,300	1,381
3.250% due 12/31/16	600	655
3.125% due 01/31/17	600	650
3.000% due 02/28/17	1,000	1,075
3.250% due 03/31/17	3,000	3,272
3.125% due 04/30/17	7,060	7,640
2.375% due 07/31/17	2,900	2,994
3.125% due 05/15/19	2,100	2,231
3.625% due 08/15/19	500	550
3.375% due 11/15/19	410	442
8.000% due 11/15/21	840	1,267
4.250% due 05/15/39	735	808
4.375% due 11/15/39	300	337
4.375% due 05/15/40	900	1,011
3.875% due 08/15/40	1,000	1,034

		53,015

Total Long-Term Investments (cost $410,455)		423,903

Preferred Stocks - 0.3%
Consumer Discretionary - 0.2%
Motors Liquidation Co. (Ñ)	80,000	628

Financial Services - 0.1%
Citigroup Capital XIII (Æ)	6,000	150
DG Funding Trust (Å)(Æ)	49	379

		529

Total Preferred Stocks (cost $917)		1,157

Short-Term Investments - 20.0%
Ally Financial, Inc. 6.875% due 09/15/11	525	538
Series* 7.250% due 03/02/11	525	534
American Express Travel Related Services Co., Inc. (Ê) 0.554% due 06/01/11	100	99
Cellco Partnership / Verizon Wireless Capital LLC (Ê) 2.946% due 05/20/11	400	407
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	295
DCP Midstream LLC 6.875% due 02/01/11	20	20
Delta Air Lines 2000-1 Class A-2 Pass Through Trust (Ñ) Series 00A2 7.570% due 11/18/10	205	206

	Principal Amount ($) or Shares		Market Value $
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11		400	418
Deutsche Bank AG Zero coupon due 04/07/11	EGP	7,250	1,212
DPL, Inc. 6.875% due 09/01/11		193	203
Fannie Mae Discount Notes (ç)(ž) Zero Coupon due 01/12/11		1,430	1,429
Federal National Mortgage Association Discount Notes (ç)(ž) Zero coupon due 10/13/10		3,000	3,000
Zero coupon due 11/08/10		8,000	7,998
Freddie Mac Discount Notes (ç)(ž) Zero coupon due 10/13/10		310	310
General Electric Capital Corp. (Ñ) Series GMTN 5.500% due 04/28/11		220	226
HCP, Inc. (Ñ) 5.950% due 09/15/11		585	608
International Lease Finance Corp. 5.450% due 03/24/11		600	602
5.750% due 06/15/11		800	804
1.058% due 08/15/11 (Ê)		100	130
Jackson National Life Fund LLC 0.628% due 08/06/11		2,800	2,772
Nisource Finance Corp. 7.875% due 11/15/10		125	126
Progress Energy, Inc. 7.100% due 03/01/11		77	79
Qwest Corp. 7.875% due 09/01/11		120	127
Reckson Operating Partnership, LP 5.150% due 01/15/11		92	92
Royal Bank of Scotland PLC (The) (Ê)(Þ) 0.784% due 04/08/11		800	801
Russell U.S. Cash Management Fund (£)		42,768,154	42,768
Telecom Italia Capital SA (Ñ) 6.200% due 07/18/11		255	264
United States Treasury Bills (ž) 0.171% due 02/10/11		32	32
0.175% due 02/10/11		25	25
0.183% due 02/10/11		90	90
United States Treasury Inflation Indexed Bonds 3.500% due 01/15/11		720	727
2.375% due 04/15/11		659	667
United States Treasury Notes 0.875% due 04/30/11		7,145	7,172
1.000% due 08/31/11		7,150	7,197
UnitedHealth Group, Inc. 5.250% due 03/15/11		95	97

Total Short-Term Investments (cost $80,695)			82,075

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements - 5.4%
Agreement with Barclays Capital Inc. and State Street Bank & Co. (Tri-party) of $7,400 dated September 30, 2010, at 0.190% to be repurchased at $7,400 on October 1, 2010 collateralized by: $6,564 par United States Treasury Obligation, valued at $7,518	7,400	7,400
Agreement with J.P. Morgan Securities LLC and State Street Bank & Co. (Tri-party) of $17,300 dated September 30, 2010, at 0.260% to be repurchased at $17,300 on October 1, 2010 collateralized by: $11,995 par United States Treasury Obligations, valued at $17,561	17,300	17,300

Total Repurchase Agreements (cost $24,700)		24,700

Other Securities - 3.8%
State Street Securities Lending Quality Trust (×)	17,339,844	17,286

Total Other Securities (cost $17,340)		17,286

Total Investments - 120.0% (identified cost $534,107)		547,909

Other Assets and Liabilities, Net - (20.0%)		(91,308)

Net Assets - 100.0%		456,601

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australian 10 Year Bond (Austrailia)	12	AUD	1,295	12/10	7
Euro-Bund Futures (Germany)	9	EUR	1,183	12/10	10
Eurodollar Futures (CME)	89	USD	22,170	12/10	164
Eurodollar Futures (CME)	88	USD	21,910	03/11	61
Eurodollar Futures (CME)	29	USD	7,215	06/11	20
Eurodollar Futures (CME)	12	USD	2,983	09/11	7
Eurodollar Futures (CME)	7	USD	1,738	12/11	4
Eurodollar Futures (CME)	7	USD	1,735	03/12	5
Eurodollar Futures (CME)	7	USD	1,733	06/12	6
Long Gilt Bond (UK)	1	GBP	124	12/10	(1)
United States Treasury 2 Year Notes	27	USD	5,926	12/10	9
United States Treasury 5 Year Notes	102	USD	12,328	12/10	82
United States Treasury 10 Year Notes	186	USD	23,445	12/10	116
United States Treasury 30 Year Bond	46	USD	6,151	12/10	2

Short Positions
Euro-Bobl Futures (Germany)	1	EUR	121	12/10	—
Japanese 10 Year Mini Bond (Japan)	3	JPY	430,260	12/10	(80)
United States Treasury 5 Year Notes	1	USD	121	12/10	(1)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					411

See accompanying notes which are an integral part of this quarterly report.

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Inflationary Floor
Mar 2020 0.00 Put (2)	USD	2,400	(28)
Apr 2020 0.00 Put (1)	USD	5,500	(70)
Sep 2020 0.00 Put (1)	USD	300	(4)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.450%
Oct 2010 0.00 Call (5)		4,200	(8)
USD Three Month LIBOR/USD 1.600%
Jan 2011 0.00 Call (3)		10,800	(54)
USD 1.950%/USD Three Month LIBOR
Oct 2010 0.00 Put (4)		3,300	(1)
USD 2.100%/USD Three Month LIBOR
Oct 2010 0.00 Put (3)		10,800	(1)
USD 4.000%/USD Three Month LIBOR
Oct 2010 0.00 Put (1)		7,900	(—)
USD 1.200%/USD Three Month LIBOR
Dec 2010 0.00 Put (2)		500	(2)
USD 4.000%/USD Three Month LIBOR
Dec 2010 0.00 Put (2)		10,100	(—)
USD 5.000%/USD Three Month LIBOR
Jan 2011 0.00 Put (1)		1,100	(—)
USD 4.000%/USD Three Month LIBOR
Jun 2011 0.00 Put (5)		1,700	(10)
USD 3.000%/USD Three Month LIBOR
Jun 2012 0.00 Put (6)		17,100	(91)
USD 10.000%/USD Three Month LIBOR
Jul 2012 0.00 Put (2)		10,200	(2)
USD 2.250%/USD Three Month LIBOR
Sep 2012 0.00 Put (4)		9,500	(63)

United States Treasury Notes
5 Year Futures
Nov 2010 121.00 Call (5)	USD	5	(3)
Nov 2010 121.50 Call (4)	USD	4	(2)
Nov 2010 119.00 Put (9)	USD	9	(2)
10 Year Futures
Nov 2010 127.00 Call (30)	USD	30	(28)
Nov 2010 121.00 Put (10)	USD	10	(1)

Total Liability for Options Written (premiums received $668)			(370)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	100	BRL	178	10/04/10	5
Bank of America	USD	100	CAD	103	11/18/10	—
Bank of America	USD	200	CAD	206	11/18/10	—
Bank of America	USD	35	KRW	41,585	11/12/10	1
Bank of America	USD	100	ZAR	723	10/28/10	3
Bank of America	AUD	2	USD	2	10/29/10	—
Bank of America	NZD	1,223	USD	872	12/15/10	(20)
Barlcays Bank PLC	USD	89	CNY	600	11/23/10	1
Barlcays Bank PLC	USD	118	CNY	800	11/23/10	1
Barlcays Bank PLC	USD	100	IDR	896,500	11/24/10	—
Barlcays Bank PLC	USD	100	INR	4,658	11/12/10	3
Barlcays Bank PLC	USD	100	INR	4,523	11/12/10	—
Barlcays Bank PLC	USD	101	NOK	611	12/15/10	3
Barlcays Bank PLC	EUR	480	NOK	3,797	12/15/10	(10)
Barlcays Bank PLC	EUR	100	USD	132	11/23/10	(4)
BNP Paribas	USD	99	CAD	102	11/18/10	—
Citibank	USD	185	CAD	192	12/15/10	1
Citibank	USD	384	IDR	3,457,142	10/14/10	2
Citibank	USD	308	MXN	3,977	01/14/11	5
Citibank	USD	100	PHP	4,402	11/15/10	—
Citibank	USD	100	PHP	4,406	11/15/10	—
Citibank	CHF	427	EUR	322	12/15/10	4
Citibank	EUR	160	USD	210	12/15/10	(8)
Citibank	EUR	247	NZD	434	12/15/10	(20)
Citibank	SEK	2,998	EUR	325	12/15/10	(1)
Credit Suisse First Boston	USD	187	AUD	200	10/29/10	6
Credit Suisse First Boston	USD	99	CAD	102	11/18/10	—
Credit Suisse First Boston	USD	100	CAD	103	11/18/10	—
Credit Suisse First Boston	USD	76	CAD	78	12/15/10	—
Credit Suisse First Boston	USD	423	EUR	316	12/15/10	8
Credit Suisse First Boston	USD	517	EUR	395	12/15/10	21
Credit Suisse First Boston	USD	209	NZD	285	12/15/10	(1)
Credit Suisse First Boston	CHF	214	USD	211	12/15/10	(7)
Credit Suisse First Boston	EUR	154	NZD	278	12/15/10	(7)
Credit Suisse First Boston	JPY	8,780	USD	104	12/15/10	(1)
Credit Suisse First Boston	JPY	20,284	USD	241	12/15/10	(2)
Deutsche Bank	USD	209	AUD	220	12/15/10	2
Deutsche Bank	USD	420	AUD	441	12/15/10	3
Deutsche Bank	USD	200	BRL	356	10/04/10	10
Deutsche Bank	USD	421	CAD	440	12/15/10	6
Deutsche Bank	USD	2,105	EUR	1,644	11/23/10	135
Deutsche Bank	USD	57	MYR	180	10/12/10	1
Deutsche Bank	USD	95	TWD	3,017	10/12/10	1
Deutsche Bank	CAD	50	USD	49	11/18/10	—
Deutsche Bank	CAD	87	USD	85	11/18/10	1
Deutsche Bank	GBP	139	EUR	163	12/15/10	3
Deutsche Bank	MXN	17,776	USD	1,408	11/24/10	4
HSBC	USD	100	BRL	180	10/04/10	6
HSBC	USD	100	BRL	177	10/04/10	5
HSBC	USD	400	BRL	728	10/04/10	30
HSBC	USD	50	BRL	87	12/02/10	1
HSBC	USD	100	BRL	173	12/02/10	1
HSBC	USD	1,232	BRL	2,212	12/02/10	59

See accompanying notes which are an integral part of this quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC	USD	205	EUR	160	12/15/10	13
HSBC	USD	100	ZAR	733	10/28/10	5
HSBC	BRL	1,062	USD	620	10/04/10	(8)
HSBC	BRL	2,212	USD	1,249	10/04/10	(58)
HSBC	EUR	165	CHF	214	12/15/10	(7)
HSBC	EUR	321	SEK	2,954	12/15/10	—
HSBC	EUR	327	NZD	576	12/15/10	(25)
HSBC	EUR	630	USD	843	12/15/10	(15)
HSBC	GBP	271	EUR	321	12/15/10	12
HSBC	IDR	9,719,055	USD	1,060	10/14/10	(28)
HSBC	NOK	1,250	EUR	157	12/15/10	2
HSBC	NOK	1,290	EUR	161	12/15/10	1
HSBC	SEK	3,020	EUR	327	12/15/10	(2)
JP Morgan	USD	77	AUD	83	12/15/10	2
JP Morgan	USD	168	EUR	133	12/15/10	12
JP Morgan	USD	420	EUR	313	12/15/10	7
JP Morgan	USD	111	IDR	1,000,000	10/14/10	1
JP Morgan	USD	257	IDR	2,350,700	10/14/10	6
JP Morgan	USD	327	IDR	2,911,212	10/14/10	(1)
JP Morgan	USD	100	IDR	904,000	11/24/10	—
JP Morgan	USD	100	IDR	901,500	11/24/10	—
JP Morgan	BRL	124	USD	69	10/04/10	(4)
JP Morgan	CAD	73	USD	71	12/15/10	—
JP Morgan	EUR	192	USD	245	10/22/10	(17)
JP Morgan	GBP	134	USD	208	10/29/10	(2)
Morgan Stanley	USD	100	BRL	178	10/04/10	5
Morgan Stanley	USD	493	BRL	889	12/02/10	26
Morgan Stanley	USD	51	KRW	60,900	11/12/10	2
Morgan Stanley	USD	64	KRW	76,200	11/12/10	2
Morgan Stanley	USD	100	KRW	115,110	01/19/11	—
Morgan Stanley	BRL	889	USD	499	10/04/10	(26)
Morgan Stanley	CAD	529	USD	503	11/18/10	(11)
Morgan Stanley	JPY	178,650	USD	2,123	11/01/10	(18)
Morgan Stanley	ZAR	6,248	USD	866	11/10/10	(25)
Royal Bank of Canada	USD	100	BRL	177	10/04/10	4
Royal Bank of Canada	USD	425	EUR	311	12/15/10	(1)
Royal Bank of Canada	BRL	82	USD	45	10/14/10	(3)
Royal Bank of Canada	CAD	382	USD	365	11/18/10	(6)
Royal Bank of Canada	CAD	220	USD	212	12/15/10	(1)
Royal Bank of Canada	CAD	325	EUR	240	12/15/10	12
Royal Bank of Canada	EUR	161	CHF	212	12/15/10	(4)
Royal Bank of Canada	EUR	327	CAD	432	12/15/10	(26)
Royal Bank of Scotland	USD	224	AUD	253	10/29/10	20
Royal Bank of Scotland	USD	100	BRL	177	10/04/10	5
Royal Bank of Scotland	USD	100	BRL	178	10/04/10	5
Royal Bank of Scotland	USD	100	BRL	179	10/04/10	6
Royal Bank of Scotland	USD	100	BRL	180	10/04/10	6
Royal Bank of Scotland	USD	100	BRL	180	10/04/10	6
Royal Bank of Scotland	USD	200	BRL	359	10/04/10	12
Royal Bank of Scotland	USD	100	IDR	911,500	11/24/10	1
Royal Bank of Scotland	USD	50	KRW	58,075	11/12/10	1
Royal Bank of Scotland	CAD	64	USD	63	11/18/10	—
UBS	USD	21	AUD	22	10/05/10	—

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS	USD	2	AUD	2	10/05/10	—
UBS	USD	21	AUD	22	10/05/10	—
UBS	USD	622	BRL	1,062	10/04/10	6
UBS	USD	211	EUR	156	12/15/10	1
UBS	USD	212	EUR	158	12/15/10	3
UBS	USD	210	EUR	160	12/15/10	8
UBS	USD	100	ZAR	723	10/28/10	3
UBS	BRL	1,062	USD	609	01/18/11	(5)
UBS	CAD	326	EUR	235	12/15/10	4
UBS	EUR	163	CHF	213	12/15/10	(5)
UBS	EUR	165	JPY	17,583	12/15/10	(14)
UBS	EUR	385	SEK	3,579	12/15/10	5
UBS	EUR	3,705	USD	4,782	10/26/10	(269)
Westpac Banking Corporation	USD	711	GBP	464	12/15/10	18
Westpac Banking Corporation	USD	209	AUD	222	12/15/10	3
Westpac Banking Corporation	AUD	316	USD	287	12/15/10	(16)
Westpac Banking Corporation	EUR	161	AUD	224	12/15/10	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Contracts						(125)

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of Amercia	EUR	3,000	2.000%	Six Month EURIBOR	09/15/15	6
Bank of Amercia	USD	3,000	Three Month LIBOR	2.100%	08/15/17	—
Bank of Amercia	USD	4,500	Three Month LIBOR	2.080%	08/15/17	6
Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	EUR	500	2.000%	Six Month EURIBOR	09/15/15	1
Barclays Bank PLC	GBP	5,700	Six Month LIBOR	2.500%	11/09/15	(159)
Barclays Bank PLC	EUR	2,100	4.259%	Six Month EURIBOR	04/23/20	127
Barclays Bank PLC	EUR	2,370	4.270%	Six Month EURIBOR	05/12/20	143
Barclays Bank PLC	GBP	9,570	3.380%	Six Month LIBOR	11/09/20	440
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(32)
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(30)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(60)
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(128)
Barclays Bank PLC	GBP	4,770	Six Month LIBOR	3.760%	11/09/25	(281)
Barclays Bank PLC	EUR	630	Six Month EURIBOR	4.085%	04/23/40	(130)
Barclays Bank PLC	EUR	700	Six Month EURIBOR	3.953%	05/12/40	(125)
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	22
BNP Paribas	BRL	300	11.390%	Brazil Interbank Deposit Rate	01/02/12	2
BNP Paribas	BRL	200	12.110%	One Month LIBOR	01/02/14	3
BNP Paribas	EUR	200	2.000%	Six Month EURIBOR	09/15/15	—
Citibank	EUR	2,100	4.286%	Six Month EURIBOR	04/23/20	130
Citibank	EUR	630	Six Month EURIBOR	4.119%	04/23/40	(135)
Citibank	GBP	200	4.250%	Six Month LIBOR	12/15/40	35
Credit Suisse First Boston	BRL	300	12.480%	Brazil Interbank Deposit Rate	01/02/13	4
Credit Suisse First Boston	EUR	700	2.000%	Six Month EURIBOR	09/15/15	1
Credit Suisse First Boston	EUR	500	3.760%	Six Month EURIBOR	08/06/20	15
Credit Suisse First Boston	EUR	150	Six Month EURIBOR	3.630%	08/06/40	(17)
Deutsche Bank	KRW	416,000	2.820%	Korean Interbank Offer Rate	01/28/11	—
Deutsche Bank	KRW	200,000	3.870%	Korean Interbank Offer Rate	06/12/11	1
Deutsche Bank	AUD	200	4.500%	Three Month BBSW	06/15/11	(1)
Deutsche Bank	KRW	1,120,000	3.693%	Korean Interbank Offer Rate	06/26/11	6
Deutsche Bank	KRW	467,700	3.620%	Korean Interbank Offer Rate	07/06/11	2
Deutsche Bank	KRW	781,412	3.626%	Three Month LIBOR	07/07/11	4
Deutsche Bank	USD	3,200	Three Month LIBOR	2.110%	08/15/17	(3)
Deutsche Bank	USD	6,400	Three Month LIBOR	2.240%	08/15/17	(58)
Goldman Sachs	BRL	400	10.835%	Brazil Interbank Deposit Rate	01/02/12	4
Goldman Sachs	BRL	600	10.990%	Brazil Interbank Deposit Rate	01/02/12	5
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	10
Goldman Sachs	BRL	400	12.650%	One Month LIBOR	01/02/14	11
HSBC	BRL	400	11.140%	One Month LIBOR	01/02/12	6
HSBC	BRL	400	11.360%	Brazil Interbank Deposit Rate	01/02/12	5
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	10
HSBC	BRL	100	12.540%	One Month LIBOR	01/02/14	2
HSBC	MXN	2,000	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	10
JP Morgan	KRW	405,000	2.830%	Korean Interbank Offer Rate	01/28/11	—
JP Morgan	KRW	350,000	3.900%	Korean Interbank Offer Rate	06/15/11	2
JP Morgan	KRW	1,100,000	3.720%	Korean Interbank Offer Rate	06/22/11	6
JP Morgan	KRW	371,651	3.660%	Korean Interbank Offer Rate	07/08/11	2
JP Morgan	BRL	500	12.170%	Brazil Interbank Deposit Rate	01/02/13	7
JP Morgan	USD	3,300	Three Month LIBOR	2.160%	08/15/17	(13)
JP Morgan	EUR	480	3.650%	Six Month EURIBOR	08/07/20	11
JP Morgan	EUR	640	Six Month EURIBOR	3.040%	08/10/20	8
JP Morgan	EUR	940	3.530%	Six Month EURIBOR	08/10/20	15
JP Morgan	EUR	130	Six Month EURIBOR	3.540%	08/07/40	(12)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JP Morgan	EUR	260	Six Month EURIBOR	3.420%	08/10/40	(17)
JP Morgan	EUR	460	2.920%	Six Month EURIBOR	08/10/40	(17)
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	9
Merrill Lynch	BRL	500	10.990%	Brazil Interbank Deposit Rate	01/02/12	4
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	23
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	38
Morgan Stanley	BRL	200	11.630%	Brazil Interbank Deposit Rate	01/02/12	1
Morgan Stanley	BRL	100	12.590%	Brazil Interbank Deposit Rate	01/02/13	1
Morgan Stanley	BRL	400	12.510%	Brazil Interbank Deposit Rate	01/02/14	9
Morgan Stanley	EUR	700	2.000%	Six Month EURIBOR	09/15/15	1
Royal Bank of Scotland	CAD	1,500	5.700%	Canadian Dealer Offer Rate	12/18/24	50
UBS	AUD	1,900	4.500%	Three Month LIBOR	06/15/11	(8)
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(10)
UBS	AUD	1,600	6.000%	Six Month BBSW	09/15/12	23
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	BRL	200	12.250%	One Month LIBOR	01/02/14	3

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($10) (å)						(4)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Brazil Government International Bond	HSBC	1.128%	USD	100	1.000%		09/20/15	(1)
Brazil Government International Bond	JP Morgan	1.128%	USD	100	1.000%		09/20/15	(1)
Centex Corporation	JP Morgan	1.449%	USD	325	(4.400%	)	12/20/13	(30)
Darden Restaurants, Inc.	Deutsche Bank	0.830%	USD	400	(2.250%	)	03/20/14	(19)
DR Horton, Inc.	Citibank	2.852%	USD	100	(1.000%	)	09/20/16	10
DR Horton, Inc.	Deutsche Bank	2.852%	USD	80	(1.000%	)	09/20/16	8
DR Horton, Inc.	Goldman Sachs	2.852%	USD	80	(1.000%	)	09/20/16	8
Federative Republic of Brazil	Barclays Bank PLC	1.099%	USD	500	1.000%		06/20/15	(2)
Federative Republic of Brazil	Deutsche Bank	1.099%	USD	1,000	1.000%		06/20/15	(5)
Federative Republic of Brazil	Goldman Sachs	1.099%	USD	500	(1.000%	)	06/20/15	(2)
GE Capital Corp.	Citibank	1.681%	USD	200	4.000%		12/20/13	15
GE Capital Corp.	Deutsche Bank	1.681%	USD	100	4.900%		12/20/13	10
Japan Government Bond	Bank of America	0.500%	USD	300	1.000%		03/20/15	6
Japan Government Bond	Deutsche Bank	0.500%	USD	100	1.000%		03/20/15	2
Japan Government Bond	JP Morgan	0.500%	USD	600	1.000%		03/20/15	13
Lowe’s Companies, Inc.	Citigroupglobal Markets, Inc.	0.527%	USD	340	(1.450%	)	03/20/14	(11)
Mexico Government International Bond	Morgan Stanley	0.638%	USD	100	0.750%		01/20/12	—
Pulte Homes, Inc.	Goldman Sachs	3.095%	USD	725	(1.000%	)	09/20/16	78
Pulte Homes, Inc.	JP Morgan	2.539%	USD	1,000	(3.870%	)	03/20/14	(43)
SLM Corp.	Citibank	4.223%	USD	200	4.850%		03/20/13	3
Target Corp.	Credit Suisse First Boston	0.526%	USD	125	(1.000%	)	12/20/14	(2)
Target Corp.	Deutsche Bank	0.526%	USD	125	(1.000%	)	12/20/14	(2)
The Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.524%	USD	340	(3.250%	)	03/20/14	(32)
Toll Brothers, Inc.	Credit Suisse First Boston	2.294%	USD	255	(1.000%	)	09/20/16	18
United Kingdom Gilt	Deutsche Bank	0.567%	USD	300	1.000%		12/20/14	5
United Kingdom Gilt	JP Morgan	0.590%	USD	300	1.000%		03/20/15	5
United Kingdom Gilt	JP Morgan	0.590%	USD	700	1.000%		03/20/15	12
United Kingdom Gilt	Morgan Stanley	0.567%	USD	100	1.000%		12/20/14	2
United Kingdom Gilt	Societe Generale	0.590%	USD	500	1.000%		03/20/15	9

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $33								54

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	3	0.760%		01/25/38	(1)
ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	5	0.170%		05/25/46	(4)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	3	0.090%		08/25/37	(2)
CMBX AJ Index	Bank of America	USD	100	(0.840%	)	10/12/52	11
CMBX AJ Index	Bank of America	USD	460	(0.840%	)	10/12/52	52
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%	)	10/12/52	38
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	41
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	105
Dow Jones CDX Index	Bank of America	USD	800	1.000%		12/20/15	(3)
Dow Jones CDX Index	Barclays Bank PLC	USD	300	5.000%		06/20/15	37
Dow Jones CDX Index	Barclays Bank PLC	USD	100	5.000%		12/20/15	13
Dow Jones CDX Index	Citibank	USD	100	1.000%		12/20/15	—
Dow Jones CDX Index	Citibank	USD	100	5.000%		12/20/15	(3)
Dow Jones CDX Index	Credit Suisse First Boston	USD	500	1.000%		12/20/15	(2)
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	9
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	110
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		12/20/15	26
Dow Jones CDX Index	Deutsche Bank	USD	800	1.000%		12/20/15	(3)
Dow Jones CDX Index	Deutsche Bank	USD	3,000	1.000%		12/20/15	(9)
Dow Jones CDX Index	Goldman Sachs	USD	100	1.000%		12/20/15	—
Dow Jones CDX Index	JP Morgan	USD	100	5.000%		12/20/15	(2)
Dow Jones CDX Index	JP Morgan	USD	2,000	1.000%		12/20/15	(6)
Dow Jones CDX Index	JP Morgan	USD	386	0.553%		12/20/17	4
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	98
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%		12/20/15	40
Dow Jones CDX Index	Pershing LLC 1st Republic P.B. CNS	USD	193	0.548%		12/20/17	2

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $1,077							551

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $1,110 (å)							605

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — September 30, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$25,209	$—	$25,209
Corporate Bonds and Notes	—	86,496	—	86,496
International Debt	—	42,507	—	42,507
Loan Agreements	—	2,484	—	2,484
Mortgage-Backed Securities	—	189,923	—	189,923
Municipal Bonds	—	7,848	—	7,848
Non-US Bonds	—	7,809	—	7,809
United States Government Agencies	—	7,400	—	7,400
United States Government Treasuries	—	53,015	—	53,015
Preferred Stocks	778	—	379	1,157
Short-Term Investments	—	80,863	1,212	82,075
Repurchase Agreements	—	24,700	—	24,700
Other Securities	—	17,286	—	17,286

Total Investments	778	545,540	1,591	547,909

Other Financial Instruments
Futures Contracts	411	—	—	411
Options Written	(36)	(229)	(105)	(370)
Foreign Currency Exchange Contracts	—	(125)	—	(125)
Interest Rate Swap Contracts	—	(17)	23	6
Credit Default Swaps Contracts	—	(505)	—	(505)

Total Other Financial Instruments*	375	(876)	(82)	(583)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending September 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.4%
Diversified - 21.1%
Agile Property Holdings, Ltd. (Ñ)	665,000	754
Allgreen Properties, Ltd.	631,200	566
BGP Holdings PLC (Æ)(ö)(Ø)	926,311	—
BR Properties SA	63,939	616
British Land Co. PLC (ö)	231,953	1,694
Canadian Real Estate Investment Trust (ö)	16,520	502
Capital & Counties Properties PLC (Æ)	15,260	31
CapitaLand, Ltd.	724,012	2,235
Castellum AB	180,169	2,396
Charter Hall Group (ö)	1,493,417	844
Cominar Real Estate Investment Trust (ö)	3,396	72
Cousins Properties, Inc. (ö)	23,824	170
Dexus Property Group (ö)	2,449,798	2,025
Dundee Real Estate Investment Trust (ö)	3,187	87
FKP Property Group (ö)	473,113	389
Fonciere Des Regions (ö)	3,749	400
Forest City Enterprises, Inc. Class A (Æ)	79,134	1,015
Gecina SA (ö)	2,541	301
Glorious Property Holdings, Ltd.	1,329,666	380
GPT Group (ö)	383,934	1,091
H&R Real Estate Investment Trust (ö)	10,705	206
Hang Lung Properties, Ltd. - ADR	389,475	1,903
Helical Bar PLC	22,239	104
Henderson Land Development Co., Ltd.	340,000	2,421
Hufvudstaden AB Class A	8,160	88
Hysan Development Co., Ltd.	293,493	1,052
Keppel Land, Ltd. (Ñ)	212,005	653
Kerry Properties, Ltd.	476,875	2,594
KWG Property Holding, Ltd. (Ñ)	918,691	705
Land Securities Group PLC (ö)	99,241	999
London & Stamford Property PLC (ö)	116,100	207
Longfor Properties Co., Ltd.	153,625	174
Mirvac Group (ö)(Ñ)	1,299,338	1,670
Mitsubishi Estate Co., Ltd. (Ñ)	402,000	6,539
Mitsui Fudosan Co., Ltd. (Ñ)	315,104	5,315
Morguard Real Estate Investment Trust (ö)	12,989	174
New World Development, Ltd.	1,360,995	2,743
Norwegian Property ASA (Æ)	308,965	533
Shaftesbury PLC (ö)	93,460	636
Sino Land Co., Ltd.	274,000	567
Sino-Ocean Land Holdings, Ltd.	566,000	393
Sponda OYJ	212,015	1,029
Stockland (ö)	494,644	1,836
Sumitomo Realty & Development Co., Ltd.	129,000	2,666
Sun Hung Kai Properties, Ltd.	1,201,606	20,752
Suntec Real Estate Investment Trust (ö)	209,000	240
Unibail-Rodamco SE (ö)	26,415	5,857
Vornado Realty Trust (ö)	191,654	16,392
Washington Real Estate Investment Trust (ö)(Ñ)	46,878	1,487
Wereldhave NV (ö)	3,913	380
Wharf Holdings, Ltd.	353,000	2,270
Wihlborgs Fastigheter AB (Ñ)	10,066	277

		98,430

	Principal Amount ($) or Shares	Market Value $
Free Standing Retail - 0.6%
National Retail Properties, Inc. (ö)(Ñ)	107,952	2,711

Health Care - 8.9%
Brookdale Senior Living, Inc. (Æ)(Ñ)	47,700	778
HCP, Inc. (ö)	269,296	9,689
Health Care REIT, Inc. (ö)	169,913	8,044
Nationwide Health Properties, Inc. (ö)	224,972	8,700
Omega Healthcare Investors, Inc. (ö)	167,403	3,758
Senior Housing Properties Trust (ö)	199,765	4,694
Ventas, Inc. (ö)(Ñ)	113,071	5,831

		41,494

Industrial - 3.1%
AMB Property Corp. (ö)(Ñ)	93,942	2,487
Ascendas Real Estate Investment Trust (Æ)(ö)(Ñ)	229,000	381
DCT Industrial Trust, Inc. (ö)(Ñ)	364,762	1,747
EastGroup Properties, Inc. (ö)	31,861	1,191
First Potomac Realty Trust (ö)(Ñ)	41,700	625
Goodman Group (ö)	5,130,996	3,199
Hansteen Holdings PLC (ö)	809	1
ING Industrial Fund (ö)	3,050,807	1,445
Mapletree Logistics Trust (ö)	1,052,091	696
ProLogis (ö)(Ñ)	214,336	2,525
Segro PLC (ö)	58,657	252

		14,549

Lodging/Resorts - 3.8%
City Developments, Ltd.	131,000	1,271
DiamondRock Hospitality Co. (ö)(Ñ)	122,883	1,166
Hersha Hospitality Trust (ö)	125,150	648
Host Hotels & Resorts, Inc. (ö)(Ñ)	686,161	9,936
Hyatt Hotels Corp. (Æ)(Ñ)	20,400	763
LaSalle Hotel Properties (ö)(Ñ)	22,701	531
Marriott International, Inc. Class A (Ñ)	29,900	1,071
Overseas Union Enterprise, Ltd.	195,000	437
Pebblebrook Hotel Trust (Æ)(ö)(Ñ)	31,100	560
Shangri-La Asia, Ltd.	270,000	615
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	15,100	794
Strategic Hotels & Resorts, Inc. (Æ)(ö)	6,388	27
Sunstone Hotel Investors, Inc. (Æ)(ö)(Ñ)	22,701	206

		18,025

Mixed Industrial/Office - 2.1%
Duke Realty Corp. (ö)	86,416	1,001
Liberty Property Trust (ö)(Ñ)	235,270	7,505
PS Business Parks, Inc. (ö)	24,639	1,394

		9,900

Office - 11.9%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	35,732	2,501
Beni Stabili SpA	770,810	724
BioMed Realty Trust, Inc. (ö)(Ñ)	143,333	2,569
Boston Properties, Inc. (ö)	159,960	13,296

Real Estate Securities Fund	47

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brookfield Properties Corp. (Ñ)	62,541	973
CapitaCommercial Trust (Æ)(ö)(Ñ)	2,348,312	2,643
Corporate Office Properties Trust (ö)	17,106	638
Daiwa Office Investment Corp. Class A (ö)(Ñ)	3	8
Derwent London PLC (ö)	80,517	1,902
Douglas Emmett, Inc. (ö)(Ñ)	61,084	1,070
Fabege AB (Ñ)	81,443	819
Great Portland Estates PLC (ö)	67,516	362
Highwoods Properties, Inc. (ö)(Ñ)	36,648	1,190
Hongkong Land Holdings, Ltd. (Ñ)	1,485,489	9,225
Hudson Pacific Properties, Inc. (ö)	19,869	325
ICADE (ö)	2,700	284
ING Office Fund (ö)	910,608	528
Japan Prime Realty Investment Corp. Class A (ö)	215	473
Japan Real Estate Investment Corp. Class A (ö)	260	2,364
Kenedix Realty Investment Corp. Class A (ö)	18	68
Kilroy Realty Corp. (ö)(Ñ)	132,643	4,396
Mack-Cali Realty Corp. (ö)	41,942	1,372
Nippon Building Fund, Inc. Class A (ö)	226	1,979
NTT Urban Development Corp.	981	825
Piedmont Office Realty Trust, Inc. Class A (ö)	72,300	1,367
PSP Swiss Property AG (Æ)	3,194	236
SL Green Realty Corp. (ö)(Ñ)	36,400	2,305
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	5,278	681
Swiss Prime Site AG (Æ)	5,649	401

		55,524

Regional Malls - 12.3%
Aeon Mall Co., Ltd.	17,300	421
BR Malls Participacoes SA	145,787	1,218
CapitaMall Trust (Æ)(ö)	1,571,000	2,568
CapitaMalls Asia, Ltd.	1,022,201	1,679
Macerich Co. (The) (ö)(Ñ)	131,900	5,665
Simon Property Group, Inc. (ö)	401,789	37,262
SM Prime Holdings, Inc.	1,333,700	384
Taubman Centers, Inc. (ö)(Ñ)	31,406	1,401
Westfield Group (ö)	563,488	6,677

		57,275

Residential - 14.0%
Advance Residence Investment Corp. Class A (ö)	63	106
American Campus Communities, Inc. (ö)	34,800	1,059
Apartment Investment & Management Co. Class A (ö) (Ñ)	60,967	1,303
AvalonBay Communities, Inc. (ö)(Ñ)	111,826	11,622
Boardwalk Real Estate Investment Trust (ö)	27,850	1,272
BRE Properties, Inc. Class A (ö)	41,268	1,713
Camden Property Trust (ö)(Ñ)	127,289	6,106
China Overseas Land & Investment, Ltd. (Ñ)	2,581,200	5,463

	Principal Amount ($) or Shares	Market Value $
China Resources Land, Ltd. (Ñ)	1,358,000	2,762
Colonial Properties Trust (ö)(Ñ)	2,860	46
Conwert Immobilien Invest SE	41,418	597
Deutsche Wohnen AG (Æ)	3,235	39
Education Realty Trust, Inc. (ö)	16,957	121
Equity Lifestyle Properties, Inc. (ö)(Ñ)	63,179	3,442
Equity Residential (ö)	393,812	18,734
Essex Property Trust, Inc. (ö)(Ñ)	48,808	5,342
GAGFAH SA	12,285	98
Mid-America Apartment Communities, Inc. (ö)	25,830	1,505
MRV Engenharia e Participacoes SA	81,700	775
Post Properties, Inc. (ö)	45,350	1,266
Shimao Property Holdings, Ltd. (Ñ)	509,000	846
UDR, Inc. (ö)	36,894	779
Unite Group PLC (Æ)	137,964	477

		65,473

Self Storage - 4.1%
Big Yellow Group PLC (ö)	85,202	437
Extra Space Storage, Inc. (ö)(Ñ)	100,900	1,618
Public Storage (ö)	161,745	15,696
Sovran Self Storage, Inc. (ö)	32,205	1,221

		18,972

Shopping Centers - 9.6%
Acadia Realty Trust (ö)(Ñ)	41,804	794
Alexander’s, Inc. (ö)	1,416	447
Atrium European Real Estate, Ltd.	12,641	70
Capital Shopping Centres Group PLC Class H (ö)	34,778	201
CFS Retail Property Trust (ö)(Ñ)	1,803,777	3,304
Citycon OYJ	108,559	463
Corio NV (ö)	58,191	3,978
Developers Diversified Realty Corp. (ö)(Ñ)	165,900	1,862
Eurocommercial Properties NV (ö)	31,462	1,458
Excel Trust, Inc. (ö)(Ñ)	14,653	165
Federal Realty Investment Trust (ö)(Ñ)	58,023	4,738
First Capital Realty, Inc.	4,017	61
Frasers Centrepoint Trust (ö)	457,000	514
Frontier Real Estate Investment Corp. (ö)	40	330
Hammerson PLC (ö)	721,973	4,472
Japan Retail Fund Investment Corp. Class A (ö)	439	618
Kimco Realty Corp. (ö)	222,247	3,500
Kite Realty Group Trust (ö)(Ñ)	206,448	917
Klepierre - GDR (ö)	78,689	3,035
Link REIT (The) (ö)	241,125	715
Mercialys SA (ö)	22,737	887
Metric Property Investments PLC (Æ)(ö)	58,772	98
Multiplan Empreendimentos Imobiliarios SA	14,390	305
Primaris Retail Real Estate Investment Trust (ö)	44,946	853
Ramco-Gershenson Properties Trust (ö)	49,440	530
Regency Centers Corp. (ö)(Ñ)	89,200	3,521
Renhe Commercial Holdings Co., Ltd.	1,912,000	357

48	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Retail Opportunity Investments Corp.	158,029	1,512
RioCan Real Estate Investment Trust (ö)	25,503	568
Tanger Factory Outlet Centers (ö)(Ñ)	66,924	3,155
Vastned Retail NV (ö)	2,368	161
Weingarten Realty Investors (ö)	62,239	1,358

		44,947

Specialty - 3.9%
Digital Realty Trust, Inc. (ö)(Ñ)	165,187	10,192
DuPont Fabros Technology, Inc. (ö)(Ñ)	92,902	2,337
Entertainment Properties Trust (ö)	38,375	1,657
Plum Creek Timber Co., Inc. (ö)(Ñ)	49,814	1,758
Rayonier, Inc. (ö)	42,628	2,137

		18,081

Total Common Stocks (cost $281,422)		445,381

Warrants & Rights - 0.0%
Diversified - 0.0%
Henderson Land Development Co., Ltd. (Æ) 2011 Warrants	9,067	3

Industrial – 0.0%
Mapletree Logistics Trust Pte Ltd. (Æ) 2010 Rights	34,608	1

Total Warrants & Rights (cost $58,839)		4

Short-Term Investments - 4.1%
Russell U.S. Cash Management Fund (£)	19,130,787	19,131

Total Short-Term Investments (cost $19,131)		19,131

Other Securities - 14.7%
State Street Securities Lending Quality Trust (×)	68,580,418	68,367

Total Other Securities (cost $68,580)		68,367

Total Investments - 114.2% (identified cost $427,972)		532,883

Other Assets and Liabilities, Net - (14.2%)		(66,272)

Net Assets - 100.0%		466,611

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Real Estate Securities Fund	49

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman Co.	USD	4,311	AUD	4,453	10/06/10	(7)
Brown Brothers Harriman Co.	USD	5,187	AUD	5,358	10/06/10	(9)
Brown Brothers Harriman Co.	USD	6,457	AUD	6,669	10/06/10	(12)
Brown Brothers Harriman Co.	USD	16	CAD	16	10/01/10	—
Brown Brothers Harriman Co.	USD	29	CAD	30	10/01/10	—
Brown Brothers Harriman Co.	USD	40	CAD	41	10/01/10	—
Brown Brothers Harriman Co.	USD	735	CAD	754	10/05/10	(2)
Brown Brothers Harriman Co.	USD	836	CAD	858	10/05/10	(2)
Brown Brothers Harriman Co.	USD	963	CAD	988	10/05/10	(3)
Brown Brothers Harriman Co.	USD	41	CHF	40	10/05/10	—
Brown Brothers Harriman Co.	USD	62	CHF	61	10/05/10	—
Brown Brothers Harriman Co.	USD	119	CHF	117	10/05/10	(1)
Brown Brothers Harriman Co.	USD	253	CHF	248	10/05/10	(1)
Brown Brothers Harriman Co.	USD	137	EUR	100	10/04/10	—
Brown Brothers Harriman Co.	USD	165	EUR	121	10/05/10	—
Brown Brothers Harriman Co.	USD	1,224	EUR	897	10/05/10	—
Brown Brothers Harriman Co.	USD	1,544	EUR	1,131	10/05/10	(2)
Brown Brothers Harriman Co.	USD	2,625	EUR	1,923	10/05/10	(4)
Brown Brothers Harriman Co.	USD	202	GBP	128	10/05/10	—
Brown Brothers Harriman Co.	USD	484	GBP	308	10/05/10	—
Brown Brothers Harriman Co.	USD	677	GBP	430	10/05/10	(2)
Brown Brothers Harriman Co.	USD	1,261	GBP	800	10/05/10	(4)
Brown Brothers Harriman Co.	USD	7,916	HKD	61,457	10/05/10	4
Brown Brothers Harriman Co.	USD	9,118	HKD	70,785	10/05/10	5
Brown Brothers Harriman Co.	USD	9,141	HKD	70,967	10/05/10	5
Brown Brothers Harriman Co.	USD	2,506	JPY	209,317	10/05/10	2
Brown Brothers Harriman Co.	USD	5,656	JPY	472,519	10/05/10	4
Brown Brothers Harriman Co.	USD	6,897	JPY	576,183	10/05/10	5
Brown Brothers Harriman Co.	USD	35	NOK	205	10/01/10	—
Brown Brothers Harriman Co.	USD	43	NOK	252	10/01/10	—
Brown Brothers Harriman Co.	USD	2	NOK	14	10/05/10	—
Brown Brothers Harriman Co.	USD	20	NOK	117	10/05/10	—
Brown Brothers Harriman Co.	USD	29	NOK	168	10/05/10	—
Brown Brothers Harriman Co.	USD	95	SEK	636	10/05/10	—
Brown Brothers Harriman Co.	USD	180	SEK	1,213	10/05/10	—
Brown Brothers Harriman Co.	USD	230	SEK	1,547	10/05/10	—
Brown Brothers Harriman Co.	USD	235	SEK	1,582	10/05/10	—
Brown Brothers Harriman Co.	USD	1,715	SGD	2,255	10/05/10	—
Brown Brothers Harriman Co.	USD	1,742	SGD	2,292	10/05/10	—
Brown Brothers Harriman Co.	USD	1,909	SGD	2,511	10/05/10	—
State Street Bank and Trust Company	USD	73	AUD	75	10/05/10	—
State Street Bank and Trust Company	USD	189	AUD	195	10/05/10	(1)
State Street Bank and Trust Company	USD	20	CAD	20	10/04/10	—
State Street Bank and Trust Company	USD	63	CAD	65	10/04/10	—
State Street Bank and Trust Company	USD	156	CAD	161	10/04/10	—
State Street Bank and Trust Company	USD	130	EUR	96	10/04/10	—
State Street Bank and Trust Company	USD	484	EUR	355	10/04/10	—
State Street Bank and Trust Company	USD	589	EUR	432	10/04/10	—

See accompanying notes which are an integral part of this quarterly report.

50	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	53	GBP	33	10/04/10	—
State Street Bank and Trust Company	USD	303	GBP	192	10/04/10	(2)
State Street Bank and Trust Company	USD	376	GBP	238	10/04/10	(2)
State Street Bank and Trust Company	USD	1,237	HKD	9,596	10/04/10	—
State Street Bank and Trust Company	USD	1,749	HKD	13,570	10/04/10	—
State Street Bank and Trust Company	USD	1,923	HKD	14,918	10/04/10	—
State Street Bank and Trust Company	USD	208	JPY	17,366	10/04/10	—
State Street Bank and Trust Company	USD	350	JPY	29,266	10/04/10	1
State Street Bank and Trust Company	USD	1,102	JPY	92,164	10/04/10	2
State Street Bank and Trust Company	USD	29	NOK	170	10/04/10	—
State Street Bank and Trust Company	USD	36	NOK	209	10/04/10	—
State Street Bank and Trust Company	USD	161	SEK	1,078	10/04/10	(1)
State Street Bank and Trust Company	USD	198	SEK	1,331	10/04/10	(1)
State Street Bank and Trust Company	USD	229	SEK	1,537	10/04/10	(1)
State Street Bank and Trust Company	USD	225	SGD	296	10/04/10	—
State Street Bank and Trust Company	USD	233	SGD	307	10/04/10	—
State Street Bank and Trust Company	USD	639	SGD	840	10/04/10	—
State Street Bank and Trust Company	JPY	218	USD	3	10/01/10	—
State Street Bank and Trust Company	JPY	220	USD	3	10/04/10	—
State Street Bank and Trust Company	JPY	220	USD	3	10/04/10	—
Westpac Banking Corporation	USD	292	AUD	302	10/01/10	—
Westpac Banking Corporation	USD	707	AUD	730	10/01/10	(1)
Westpac Banking Corporation	USD	679	EUR	500	10/01/10	3
Westpac Banking Corporation	USD	1,050	EUR	774	10/01/10	4
Westpac Banking Corporation	USD	1,656	EUR	1,220	10/01/10	7
Westpac Banking Corporation	USD	684	GBP	433	10/01/10	(4)
Westpac Banking Corporation	USD	812	GBP	514	10/01/10	(5)
Westpac Banking Corporation	USD	899	GBP	569	10/01/10	(5)
Westpac Banking Corporation	USD	26	JPY	2,169	10/01/10	—
Westpac Banking Corporation	USD	199	JPY	16,708	10/01/10	1
Westpac Banking Corporation	USD	419	JPY	35,171	10/01/10	2
Westpac Banking Corporation	USD	133	SEK	903	10/01/10	1
Westpac Banking Corporation	USD	165	SEK	1,115	10/01/10	1
Westpac Banking Corporation	USD	190	SEK	1,288	10/01/10	1
Westpac Banking Corporation	USD	123	SGD	162	10/01/10	—
Westpac Banking Corporation	USD	144	SGD	189	10/01/10	—
Westpac Banking Corporation	USD	474	SGD	624	10/01/10	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(23)

See accompanying notes which are an integral part of this quarterly report.

Real Estate Securities Fund	51

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings — September 30, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Diversified	$98,430	$—	$—	$98,430
Free Standing Retail	2,711	—	—	2,711
Health Care	41,494	—	—	41,494
Industrial	14,549	—	—	14,549
Lodging/Resorts	18,025	—	—	18,025
Mixed Industrial/Office	9,900	—	—	9,900
Office	55,524	—	—	55,524
Regional Malls	57,275	—	—	57,275
Residential	65,473	—	—	65,473
Self Storage	18,972	—	—	18,972
Shopping Centers	44,947	—	—	44,947
Specialty	18,081	—	—	18,081
Warrants & Rights	3	1	—	4
Short-Term Investments	—	19,131	—	19,131
Other Securities	—	68,367	—	68,367

Total Investments	445,384	87,499	—	532,883

Other Financial Instruments
Foreign Currency Exchange Contracts	(23)	—	—	(23)

Total Other Financial Instruments*	(23)	—	—	(23)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

52	Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2010 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Australian Bank Bill Short Term Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	53

Russell Investment Funds

Notes to Schedule of Investments, continued — September 30, 2010 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

54	Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — September 30, 2010 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by independent pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Pricing services may utilize evaluated pricing models which apply available market information through the use of benchmark curves, benchmarking of similar securities, sector groupings, spread adjustments and ratings. Generally, Fund portfolio securities are valued at the close of the principal exchange on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter (“OTC”) equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Options on futures: Last sale price; settlement price if no last sale price.

•	Bank loans and forwards: Mean between bid and ask price.

•

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, as provided in the applicable fund prospectus or offering document and applicable law.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over-the-counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments (e.g. trade information, news, broker quotes) as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing

Notes to Quarterly Report	55

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, Fund foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•

corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•

mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

56	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2010 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Quarterly Report	57

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds’ period end derivatives, as presented in the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended September 30, 2010.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time, the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended September 30, 2010, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Real Estate Securities Fund	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

58	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended September 30, 2010, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2010, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi Style Equity Fund	Exposing cash reserves to markets and trade settlement
Aggressive Equity Fund	Exposing cash reserves to markets and trade settlement
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets

As of September 30, 2010, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral

Multi-Style Equity Fund	$1,950,000
Aggressive Equity Fund	700,000
Non-U.S. Fund	2,000,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

Notes to Quarterly Report	59

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest or split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of September 30, 2010, no Funds had cash collateral balances in connection with swaps contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Core Bond Fund	$565,071	$1,390,120

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the

60	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, assetbacked securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the currentstatus of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2010 for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2010, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Notes to Quarterly Report	61

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended September 30, 2010, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2010, the Core Bond Fund did not enter into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When a Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At September 30, 2010, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement

62	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value

Notes to Quarterly Report	63

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Funds’ investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Funds’ records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of September 30, 2010, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is

64	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

the U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivable and liabilities on the Statements of Assets and Liabilities and net change in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. The Lehman Brothers Holdings, Inc. and Lehman Brothers Special Financing, Inc. court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set filing deadline of December 31, 2010. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc. its parent company Lehman Brothers Holdings Inc. and securities positions facing Lehman Brothers Inc.

Notes to Quarterly Report	65

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended September 30, 2010 were:

	Core Bond
	Number of Contracts	Premiums Received
Outstanding December 31, 2009	88	$484,268
Opened	403	960,528
Closed	(45)	(62,844)
Expired	(346)	(713,494)

Outstanding September 30, 2010	100	$668,458

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At September 30, 2010, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value. Each Fund has earmarked liquid assets to cover the difference between SLQT’s market value per unit and its amortized cost value per unit.

As of September 30, 2010, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity	$17,422,942	Pool of US Government Securities and Corporate Bonds
Aggressive Equity	1,498,166	Pool of US Government Securities and Corporate Bonds
Core Bond	82,061	Pool of US Government Securities and Corporate Bonds
Real Estate Securities	1,353,108	Pool of US Government Securities and Corporate Bonds

66	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

4.	Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of September 30, 2010, the Investment Company Funds have invested $100,622,305 in the Russell U.S. Cash Management Fund.

5.	Federal Income Taxes

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund
Cost of Investments for Tax Purposes	$329,969,947	$156,278,163	$326,174,227	$534,162,215	$439,751,340

Gross Tax Unrealized Appreciation	$37,190,922	$21,992,532	$40,684,989	$22,393,136	$95,237,083
Gross Tax Unrealized Depreciation	(6,031,860)	(4,168,636)	(11,962,304)	(8,646,176)	(2,105,692)

Net Tax Unrealized Appreciation (Depreciation)	$31,159,062	$17,823,896	$28,722,685	$13,746,960	$93,131,391

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.0%
JER Investors Trust, Inc.	05/27/04	1,771	81.87	145	—

Non-U.S. Fund - 0.2%
Rolls-Royce Group PLC	03/18/10	83,809	8.70	729	795

Core Bond Fund - 1.5%
Adam Aircraft Term Loan	02/13/08	48,786	99.00	48	—
ARES CLO Funds	01/15/09	730,000	76.04	555	675
ARES CLO Funds	01/15/09	467,199	95.27	445	439
Armstrong Loan Funding, Ltd.	05/21/09	407,761	87.64	357	393
BNP Paribas Capital Trust	06/01/06	450,000	112.07	504	452
Black Diamond CLO, Ltd.	09/11/08	750,000	85.49	641	665
Chatham Light CLO, Ltd	11/25/09	495,121	90.64	449	461
CIT Mortgage Loan Trust	10/05/07	114,110	100.00	114	107
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	81
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	90
DG Funding Trust	11/04/03	49	10,537.12	516	379
Freddie Mac REMICS	07/07/06	3,654	108.86	4	4
Hellas Telecommunications Luxembourg V	01/17/08	EUR 125,967	142.89	180	55
Lloyds TSB Bank PLC	09/27/10	200,000	101.80	204	202
NBC Universal, Inc.	09/27/10	300,000	100.00	300	304

Notes to Quarterly Report	67

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

RAS Laffan Liquefied Natural Gas Co., Ltd. III	08/04/05	250,000	100.00	250	279
Santander US Debt SA Unipersonal	09/27/10	400,000	100.00	400	399
Stadshypotek AB	09/23/10	800,000	99.98	800	801
Symetra Financial Corp.	06/02/06	150,000	98.78	148	155
UBS AG	01/11/08	270,000	49.20	133	150
Washington Mutual Mortgage Pass Through Certificates	04/01/05	190,000	100.00	190	11
WG Horizons CLO	04/12/10	800,000	92.50	740	721

					6,823

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since September 30, 2010, that would merit recognition or disclosure in this Quarterly Report. This evaluation was completed through the date the Quarterly Report was issued, that would merit recognition or disclosure in the Quarterly Report. During this review nothing was discovered which would require further disclosure within the quarterly report with the exception noted below.

In late 2010, the Real Estate Securities Fund changed its investment objective by concentrating in equity securities of real estate companies located in a number of countries around the world, including the U.S, in a globally diversified manner.

68	Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	69

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-308

2010 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2010

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

September 30, 2010 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 58.0%
RIF Core Bond Fund	1,593,730	17,515
RIC Russell Global Credit Strategies Fund	97,306	973
RIC Russell Investment Grade Bond Fund	428,284	9,731

		28,219

Domestic Equities - 13.0%
RIF Aggressive Equity Fund	94,198	973
RIF Multi-Style Equity Fund	199,725	2,433
RIC Russell U.S. Quantitative Equity Fund	112,018	2,919

		6,325

International Equities - 20.0%
RIF Non-U.S. Fund	458,510	4,379
RIC Russell Emerging Markets Fund	73,199	1,459
RIC Russell Global Equity Fund	479,340	3,892

		9,730

Real Assets - 9.0%
RIF Real Estate Securities Fund	108,681	1,460
RIC Russell Commodity Strategies Fund	131,495	1,460
RIC Russell Global Infrastructure Fund	145,959	1,459

		4,379

Total Investments - 100.0% (identified cost $43,721)		48,653

Other Assets and Liabilities, Net - (0.0%)		(15)

Net Assets - 100.0%		48,638

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 38.0%
RIF Core Bond Fund	4,407,997	48,444
RIC Russell Global Credit Strategies Fund	415,233	4,152

		52,596

Domestic Equities - 23.0%
RIF Aggressive Equity Fund	535,958	5,537
RIF Multi-Style Equity Fund	1,136,380	13,841
RIC Russell U.S. Quantitative Equity Fund	478,012	12,457

		31,835

International Equities - 29.0%
RIF Non-U.S. Fund	2,173,997	20,762
RIC Russell Emerging Markets Fund	277,655	5,536
RIC Russell Global Equity Fund	1,704,570	13,841

		40,139

Real Assets - 10.0%
RIF Real Estate Securities Fund	309,183	4,152
RIC Russell Commodity Strategies Fund	498,779	5,537
RIC Russell Global Infrastructure Fund	415,233	4,152

		13,841

Total Investments - 100.0% (identified cost $128,370)		138,411

Other Assets and Liabilities, Net - (0.0%)		(23)

Net Assets - 100.0%		138,388

See accompanying notes which are an integral part of this quarterly report.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 19.0%
RIF Core Bond Fund	1,072,810	11,790
RIC Russell Global Credit Strategies Fund	314,405	3,144

		14,934

Domestic Equities - 29.0%
RIF Aggressive Equity Fund	456,542	4,716
RIF Multi-Style Equity Fund	774,396	9,432
RIC Russell U.S. Quantitative Equity Fund	331,778	8,646

		22,794

International Equities - 38.0%
RIF Non-U.S. Fund	1,563,794	14,935
RIC Russell Emerging Markets Fund	197,094	3,930
RIC Russell Global Equity Fund	1,355,194	11,004

		29,869

Real Assets - 14.0%
RIF Real Estate Securities Fund	234,106	3,144
RIC Russell Commodity Strategies Fund	424,872	4,716
RIC Russell Global Infrastructure Fund	314,405	3,144

		11,004

Total Investments - 100.0% (identified cost $75,195)		78,601

Other Assets and Liabilities, Net - (0.0% )		(21)

Net Assets - 100.0%		78,580

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 5.0%
RIC Russell Global Credit Strategies Fund	118,652	1,186

Domestic Equities - 36.0%
RIF Aggressive Equity Fund	160,807	1,661
RIF Multi-Style Equity Fund	292,247	3,560
RIC Russell U.S. Quantitative Equity Fund	127,485	3,322

		8,543

International Equities - 44.1%
RIF Non-U.S. Fund	571,519	5,458
RIC Russell Emerging Markets Fund	83,307	1,661
RIC Russell Global Equity Fund	409,146	3,322

		10,441

Real Assets - 15.0%
RIF Real Estate Securities Fund	88,349	1,187
RIC Russell Commodity Strategies Fund	128,273	1,424
RIC Russell Global Infrastructure Fund	94,922	949

		3,560

Total Investments - 100.1% (identified cost $21,639)		23,730

Other Assets and Liabilities, Net - (0.1%)		(16)

Net Assets - 100.0%		23,714

See accompanying notes which are an integral part of this quarterly report.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2010 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not tactical, short-term positioning and may be made one or more times per year. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Target Asset Allocation Range as of September 30, 2010
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	31-41%	30-40%	10-20%	0%
RIC Russell Global Credit Strategies Fund	0-7	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	0	0	0
Domestic Equities
RIF Aggressive Equity Fund	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-10	5-15	7-17	10-20
RIC Russell U.S. Quantitative Equity Fund	1-11	4-14	6-16	9-19
International Equities
RIF Non-U.S. Fund	4-14	10-20	14-24	18-28
RIC Russell Emerging Markets Fund	0-8	0-9	0-10	2-12
RIC Russell Global Equity Fund	3-13	5-15	9-19	9-19
Real Assets
RIF Real Estate Securities Fund	0-8	0-8	0-9	0-10
RIC Russell Commodity Strategies Fund	0-8	0-9	1-11	1-11
RIC Russell Global Infrastructure Fund	0-8	0-8	0-9	0-9

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example,

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments for Tax Purposes	$46,421,862	$133,846,546	$78,025,637	$25,470,531

Gross Tax Unrealized Appreciation	$2,231,183	$4,888,086	$740,348	$—
Gross Tax Unrealized Depreciation	—	(323,514)	(164,747)	(1,740,079)

Net Tax Unrealized Appreciation (Depreciation)	$2,231,183	$4,564,572	$575,601	$(1,740,079)

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since September 30, 2010, that would merit recognition or disclosure in this Quarterly Report. This evaluation was completed through the date the Quarterly Report was issued, that would merit recognition or disclosure in the Quarterly Report. During this review nothing was discovered which would require further disclosure within the quarterly report with the exception noted below.

In late 2010, The Real Estate Securities Fund’s investment strategy changed from a predominantly U.S.-based investment strategy to a global investment strategy.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	9

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-309

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: November 26, 2010

By:	/S/ MARK E. SWANSON
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 26, 2010